UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22241

______________________________________________

Partners Group Private Equity (Master Fund), LLC
______________________________________________________________________________

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036
______________________________________________________________________________

(Address of principal executive offices) (zip code)

Robert M. Collins 1114 Avenue of the Americas, 37th Floor New York, NY 10036 ________________________________________
(Name and address of agent for service)
Copy to:
Joshua B. Deringer, Esq. Faegre Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996 (215) 988-2700

Registrant’s telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2025

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2025 (Unaudited)

Consolidated Schedule of Investments	1-38
Consolidated Statement of Assets and Liabilities	39-40
Consolidated Statement of Operations	41
Consolidated Statements of Changes in Net Assets	42
Consolidated Statement of Cash Flows	43-44
Consolidated Financial Highlights	45-47
Notes to Consolidated Financial Statements	48-64
Other Information	65

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Public Investments (12.10%) Common Stocks (3.26%) North America (1.85%)	Industry	Acquisition Date	Shares	Fair Value
American Tower Corp.	Communication	05/29/20	79,263	$15,235,934
American Water Works Co., Inc.	Utilities	02/16/16	105,295	14,651,799
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	148,123	19,743,315
Ares Capital Corp.	Diversified Financial Services	02/16/16	454,447	9,270,719
Ares Management Corp.	Diversified Financial Services	06/28/19	66,086	10,562,525
Atmos Energy Corp.	Utilities	02/16/16	71,730	12,245,745
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	80,851	13,803,691
Blue Owl Capital, Inc.	Financials	10/21/24	389,366	6,588,073
Brookfield Corp.	Diversified Financial Services	12/12/22	126,980	8,707,018
Canadian National Railway Co.	Transportation	05/14/19	82,609	7,789,312
CMS Energy Corp.	Utilities	11/01/19	148,075	10,846,494
Crown Castle International Corp.	Communication	02/16/16	68,707	6,628,164
CSX Corp.	Transportation	11/28/23	278,268	9,872,949
Equinix Inc.	Diversified Financial Services	07/31/20	13,382	10,472,485
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	471,276	18,082,439
KKR & Co., Inc.	Diversified Financial Services	02/16/16	114,072	14,820,234
Old Dominion Freight Line, Inc.	Transportation	09/25/24	55,125	7,756,639
Onex Corp.	Diversified Financial Services	02/16/16	188,589	16,682,859
Republic Services Inc.	Commercial & Professional Services	08/28/17	57,572	13,211,622
SBA Communications Corp.	Real Estate	09/05/23	39,202	7,578,531
Sempra Energy	Utilities	06/28/23	94,569	8,507,427
TC Energy Corp.	Utilities	11/01/19	149,212	8,044,559
The Williams Companies, Inc.	Utilities	03/20/23	220,720	13,980,405
TPG Inc.	Financials	09/25/24	122,745	7,050,473
Union Pacific Corp.	Transportation	06/29/16	53,986	12,757,432
Waste Management Inc.	Utilities	07/02/20	42,283	9,339,469
Total North America (1.85%)				294,230,312

Western Europe (1.41%)
3i Group Plc	Diversified Financial Services	10/01/20	348,421	19,175,736
Aena SA	Transportation	12/21/18	494,310	13,509,776
Cellnex Telecom SA	Communication	05/15/19	596,087	20,654,917
CVC Capital Partners Plc	Financials	04/26/24	663,187	11,548,438
Elia System Operator SA/NV	Utilities	11/03/22	56,902	6,558,969
EQT AB	Diversified Financial Services	04/06/20	247,644	8,548,247
Eurazeo SA	Financials	12/12/16	250,547	16,486,037
Ferrovial SA	Industrials	04/15/24	134,319	7,698,716
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	33,059	7,515,487
HgCapital Trust PLC	Diversified Financial Services	02/12/16	2,874,996	19,294,753
Infrastrutture Wireless Italiane S.p.A.	Communication	09/26/24	544,305	6,401,996
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	628,407	18,832,284

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Common Stocks (continued) North America (continued)	Industry	Acquisition Date	Shares	Fair Value
Investor AB	Diversified Financial Services	08/28/17	417,059	$13,036,821
National Grid PLC	Utilities	02/12/16	831,319	11,947,373
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	319,232	6,377,892
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,773,858	8,179,302
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	1,184,632	12,020,848
Vinci SA	Transportation	02/12/16	122,216	16,923,753
Total Western Europe (1.41%)				224,711,345

Total Common Stocks (Cost $484,887,746)(3.26%)				$518,941,657

High Yield Bonds (0.90%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.13%)
Acrisure LLC / Acrisure Finance, Inc. ***, +	7.50%	06/05/24	11/06/30	Senior	$3,000,000	$3,104,982
Beach Acquisition Bidco, LLC +	5.25%	06/26/25	07/15/32	Senior	€1,500,000	1,790,523
Camelot Return Merger Sub Inc. ***, +	Cash 8.75% + SFvvv	07/20/22	08/01/28	Senior	1,500,000	1,395,752
Clarios Global LP / Clarios US Finance Co ***, +	Cash 6.75% + SFvvv	01/14/25	02/15/30	Senior	400,000	409,812
CommScope LLC ***, +	Cash 9.50% + SFvvv	12/17/24	12/17/31	Senior	718,000	740,590
Olympus Water US Holding Corporation ***, +	4.25%	05/22/25	10/01/28	Senior	3,077,000	2,941,767
Quikrete Holdings Inc. ***, +	Cash 6.38% + SFvvv	01/31/25	03/01/32	Senior	933,000	959,265
Radiology Partners, Inc. ***, +	8.50%	06/26/25	07/15/32	Senior	3,554,000	3,718,373
Raven Acquisition Holdings LLC ***, +	6.87%	10/14/24	11/15/31	Senior	1,200,000	1,209,000
UPCB Finance VII Ltd. ***, +	3.63%	06/24/24	06/15/29	Senior	€3,646,000	4,246,913
Total North America (0.13%)						20,516,977

Western Europe (0.77%)
AccorInvest Group S.A. ***, +, d	6.38%	09/18/24	10/15/29	Senior	738,000	909,294
AccorInvest Group SA +	3.75% + E##	05/08/25	05/15/32	Senior	3,140,000	3,714,397
Albion Financing 1 S.a r.l. ***, +	7.00%	05/14/25	05/21/30	Senior	$1,062,000	1,090,825
Belron UK Finance PLC ***, +, d	5.75%	10/02/24	10/15/29	Senior	3,667,000	3,698,401
Deuce Finco Plc +	5.50%	06/24/24	06/15/27	Senior	£6,000,000	8,056,826
Deuce Finco Plc ***, +	5.50%	05/01/24	06/15/27	Senior	5,000,000	6,714,022
Dolcetto Holdco SPA ***, +	5.63%	06/26/25	07/14/32	Senior	€3,555,000	4,231,855
Dolcetto Holdco SPA ***, +	3.63% + E##	06/25/25	07/14/32	Senior	2,630,000	3,090,258
Flos B&B Italia Spa ***, +	5.89% + E	05/14/25	12/17/29	Senior	5,000,000	5,698,741
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,116,545
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	€6,000,000	7,027,598
INEOS Finance Plc ***, +	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,629,420
Luna 2.5 S.a r.l. +, f	5.50%	06/18/25	07/01/32	Senior	€962,000	1,142,256
Mehilainen Yhtiot Oy +	5.13%	06/11/25	06/30/32	Senior	749,000	889,708
Mehilainen Yhtiot Oy +	3.38% + E##	06/11/25	06/30/32	Senior	1,817,000	2,145,061
Miller Homes Group Finco Plc +	7.00%	02/26/24	05/15/29	Senior	£3,500,000	4,748,947
ONE Hotels GmbH ***, +	7.75%	05/02/24	04/02/31	Senior	€2,000,000	2,513,434
Opal Bidco SAS ***, +	6.50%	03/31/25	03/31/32	Senior	$3,333,000	3,402,576
Rossini S.à.r.l. ***, +	6.75%	07/11/24	12/31/29	Senior	€906,000	1,119,329

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) High Yield Bonds (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Rossini S.à.r.l. ***, +	3.875% + E##	07/11/24	12/31/29	Senior	$2,840,000	$3,380,464
Sammontana Italia S.p.A. ***, +, d	3.75% + E##	10/02/24	08/15/31	Senior	3,294,000	3,877,451
Sherwood Financing PLC +, d	6.00%	12/03/24	11/15/26	Senior	£4,000,000	5,354,077
Sherwood Financing PLC ***, +	5.55% + E##	11/28/24	12/15/29	Senior	€4,800,000	5,395,374
Teamsystem S.P.A. ***, +	5.00%	06/18/25	07/01/31	Senior	2,418,000	2,859,241
Teamsystem S.P.A. ***, +	5.28% + E	06/18/25	07/01/32	Senior	4,078,000	4,792,630
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	6,000,000	6,994,508
TeamSystem SpA ***, +	3.50% + E##	07/17/24	07/31/31	Senior	3,830,000	4,501,793
Verisure Holding AB ***, +	3.25%	06/20/24	02/15/27	Senior	10,000,000	11,750,031
Wp/ap Telecom Holdings III B.V. ***, +	5.50%	05/29/24	01/15/30	Senior	€6,000,000	7,070,959
Total Western Europe (0.77%)						122,916,021

Total High Yield Bonds (Cost $133,783,238)(0.90%)						$143,432,998

Asset-Backed Securities (0.46%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.32%)
AGL CLO 9 Ltd. ***, +	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,602,838
AIMCO CLO 21 Ltd. ***, +	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,104,179
Ballyrock CLO 18 Ltd . ***, +	5.75% + SFvv	03/21/25	04/15/38	Series 2021-18A, Class DR	2,260,000	2,222,525
Ballyrock CLO 20 Ltd. ***, +	6.20% + SFvv	09/18/24	10/15/36	Series 2022-20A, Class DR2	3,000,000	3,010,091
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,037,139
Benefit Street Partners CLO XXXIV Ltd. ***, +	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	1,988,507
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,241,322
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,584,303
CIFC Funding 2021-IV Ltd. ***, +	6.20%+ SFvv	04/08/25	07/23/37	Series 2021-4A, Class ER	1,000,000	1,022,772
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,536,526
CIFC Funding 2024-II Ltd. ***, +	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	2,154,930
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,027,355
Elmwood CLO 26 Ltd. ***, +	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,600,053
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,449,416
Elmwood CLO VII Ltd. ***, +	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	3,750,000	3,731,120
Elmwood CLO X Ltd. ***, +	5.75%+ SF	06/23/25	07/20/38	Series 2021-3A, Class ER2	2,000,000	2,023,452
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,110,183
OHA Credit Funding 19 Ltd. ***, +	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	982,794
OHA Credit Funding 6 Ltd. ***, +	5.25%+ SFvv	10/11/24	10/20/37	Series 2020-6A, Class ER2	2,000,000	2,022,100
OHA Credit Partners XI Ltd. ***, +	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,054,250
Palmer Square CLO 2024-2 Ltd. ***, +	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,141,956
Southwick Park CLO LLC ***, +	6.25% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ERRSeries 2019-4A, Class ERR	1,000,000	998,868
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	745,147
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	2,000,000	2,080,407
Total North America (0.32%)						51,472,233

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Asset-Backed Securities (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (0.14%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	$1,793,523
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,466,413
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	913,219
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	1,000,000	1,207,650
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,686,480
Brookhaven Park CLO Ltd. ***, +	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,037,958
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	400,103
Carlyle Global Market Strategies 2015-1 Ltd ***, +, f	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	558,714
Carlyle Global Market Strategies 2015-1 Ltd ***, +, f	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	12,171,429	1,706,165
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	€1,502,063	1,790,437
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	605,923
CVC Cordatus Loan Fund ***, +	8.00% + E##	11/07/22	01/15/37	Series -5A, Class ER3	1,050,000	1,265,011
OCP Euro Clo 2022-6 DAC ***, +	8.62% + E##	07/03/25	07/20/36	Series 2022-6A, Class FRR	1,500,000	1,772,392
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,395,529
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	889,671
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	797,050
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	600,152
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,506,955
Total Western Europe (0.14%)						22,393,345

Total Asset-Backed Securities (Cost $73,789,781)(0.46%)						$73,865,578

Floating Rate Loans (7.48%)
North America (5.40%)
AAL Delaware Holdco, Inc. +	2.75% + SFv	01/31/25	07/30/31	Senior	$2,387,995	$2,387,493
Acrisure, LLC +	3.00% + SFv	05/06/25	11/06/30	Senior	13,591,043	13,582,617
Acrisure, LLC +	3.25% + SFv	06/05/25	06/21/32	Senior	2,194,500	2,195,411
Advisor Group, Inc. +	3.00% + SFv	07/17/25	07/30/32	Senior	2,100,000	2,095,622
AEA International Holdings (Lux) S.à.r.l. +	2.75% + SFvv	05/06/25	09/07/28	Senior	2,214,696	2,217,464
Ahead DB Holdings, LLC +	2.75% + SFvv	03/26/25	02/01/31	Senior	1,990,034	1,991,695
Aimbridge Acquisition Co., Inc. +	1.50% + SFvv	03/11/25	02/02/26	Senior	577,472	579,638
AIT Worldwide Logistics, Inc +	4.00% + SFvv	05/06/25	04/08/30	Senior	3,970,000	3,970,020
Albion Financing 3 S.à.r.l. +	3.00% + SFvv	07/01/25	05/21/31	Senior	4,880,990	4,900,832
Alera Group, Inc. +	3.25% + SFv	05/30/25	05/31/32	Senior	3,000,000	3,005,625
AlixPartners, LLP +	2.00% + SFv	07/31/25	08/12/32	Senior	2,186,123	2,162,207
Alliant Holdings Intermediate LLC +	3.00% + SFv	09/12/24	09/19/31	Senior	6,215,764	6,185,679
Allied Universal Holdco LLC +	3.25% + SFv	08/06/25	08/20/32	Senior	4,800,000	4,804,992
Alpha Generation LLC +	2.00% + SFv	09/19/24	09/30/31	Senior	6,560,864	6,550,236
Altera Corporation +	3.00% + SFvv	06/18/25	06/21/32	Senior	4,500,000	4,509,855
Amentum Government Services Holdings LLC +	2.25% + SFv	07/30/24	09/29/31	Senior	800,000	799,500
American Airlines, Inc. +, f	3.25% + SFvv	05/09/25	05/28/32	Senior	1,895,250	1,905,020
Amneal Pharmaceuticals LLC +	6.87%	05/06/25	08/01/32	Senior	350,000	359,417
Amneal Pharmaceuticals LLC +	3.50% + SFv	07/24/25	08/01/32	Senior	7,700,000	7,713,244

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Aptean, Inc. +, e	Cash 3.25% + SFvv	03/21/25	03/26/32	Senior	$655,044	$57,508
Archkey Solutions LLC +, e, f	4.25% + SFvv	03/03/25	11/01/31	Senior	3,787,017	3,419,109
Aspire Bakeries Holdings LLC +	3.50% + SFv	07/31/25	12/23/30	Senior	992,487	999,618
Auris Luxembourg III S.à.r.l. +	3.75% + SFvvv	05/06/25	02/28/29	Senior	5,234,374	5,211,473
Avalara, Inc. +, e	Cash 3.25% + SFvv	03/21/25	03/26/32	Senior	4,488,750	4,489,064
Bausch Health Companies Inc. +	6.25% + SFv	06/26/25	10/08/30	Senior	10,614,915	10,608,334
BCPE Empire Holdings, Inc. +	3.25% + SFvv	03/04/25	12/11/30	Senior	4,532,904	4,515,339
Beach Acquisition Bidco LLC +	3.25% + SFvv	06/26/25	09/12/32	Senior	1,850,000	1,858,094
Bella Holding Company, LLC +	3.00% + SFv	03/31/25	05/10/28	Senior	8,891,173	8,903,665
Belron Finance 2019 LLC +, d	2.75% + SFvv	10/02/24	10/16/31	Senior	8,217,156	8,259,967
Blackhawk Network Holdings, Inc +	4.00% + SFv	05/06/25	03/12/29	Senior	6,122,733	6,143,795
Boost Newco Borrower, LLC +	2.00% + SFvv	05/06/25	01/31/31	Senior	1,786,523	1,789,872
Boxer Parent Company Inc. +	3.00% + SFvv	05/06/25	07/30/31	Senior	4,340,034	4,310,196
Bracket Intermediate Holding Corp +	4.25% + SFvv	05/06/25	05/08/28	Senior	5,430,415	5,452,246
Cablevision Lightpath LLC +	3.00% + SFv	05/06/25	11/30/27	Senior	7,898,135	7,893,198
Calpine Corporation +	1.75% + SFv	05/06/25	01/31/31	Senior	9,950,000	9,950,050
Carestream Dental Technology, Inc. +, f	6.25% + SFv	05/06/25	08/30/30	Senior	3,513,857	3,566,565
CCC Intelligent Solutions Inc. +	2.00% + SFv	03/31/25	01/23/32	Senior	992,500	992,813
Cengage Learning, Inc. +, f	3.50% + SFvv	11/14/24	03/24/31	Senior	3,000,000	2,955,420
CFC Bidco 2022 Ltd. +, f	3.75% + SFvv	05/30/25	05/30/32	Senior	12,500,000	12,078,125
Charlotte Buyer, Inc. +	4.25% + SFv	05/06/25	02/11/28	Senior	4,026,272	4,009,301
Charter NEX US, Inc. +	2.75% + SFv	05/06/25	11/29/30	Senior	1,394,280	1,396,462
Chrysaor Bidco S.à.r.l. +, e	3.50% + SF	05/06/25	10/30/31	Senior	192,814	—
Citrin Cooperman Advisors LLC +, e	Cash 3.00% + SFvv	03/06/25	04/01/32	Senior	4,200,000	3,931,118
Clarios Global LP +	2.75% + SFv	03/31/25	01/28/32	Senior	2,100,000	2,093,879
Clydesdale Acquisition Holdings Inc. +	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	3,039,119	3,024,956
Clydesdale Acquisition Holdings Inc. +, e	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	53,261	3,941
CNT Holdings I Corp +	2.25% + SFvv	07/09/25	11/08/32	Senior	1,296,742	1,293,960
Colossus Acquireco LLC +	1.75% + SFvv	07/12/25	07/30/32	Senior	3,800,000	3,777,048
CommScope, Inc. +, f	4.75% + SFv	05/02/25	12/17/29	Senior	4,231,835	4,284,945
Conservice Midco, LLC +	3.00% + SFv	05/06/25	05/13/30	Senior	1,620,202	1,619,189
Cotiviti Corporation +	Cash 2.75% + SFvv	02/14/25	03/26/32	Senior	4,488,750	4,234,373
CPPIB Capital, Inc. +	2.50% + SFvv	09/30/24	08/20/31	Senior	1,386,004	1,389,469
CQP Holdco LP +	2.00% + SFvv	05/06/25	12/31/30	Senior	7,858,939	7,851,276
Crown Subsea Communications Holding,Inc. +	4.00% + SFvv	05/06/25	01/30/31	Senior	12,812,146	12,895,425
Cube Industrials Buyer Inc. +	3.25% + SFvv	10/28/24	10/17/31	Senior	995,000	997,075
Delta 2 (LUX) S.à.r.l. +	2.00% + SFvv	09/10/24	09/10/31	Senior	2,066,667	2,068,289
Delta 2 (LUX) S.à.r.l. +, d		09/10/24	09/30/31	Senior	1,033,333	1,018,722
Delta TopCo, Inc. +	2.75% + SFvv	05/06/25	11/30/29	Senior	6,571,073	6,478,158
DG Investment Intermediate Holdings 2, Inc. +	3.75% + SFv	07/02/25	07/09/32	Senior	1,004,758	1,006,436
Dotdash Meredith Inc +	3.50% + SFvv	06/05/25	06/17/32	Senior	783,000	782,346
Dragon Buyer, Inc. +	2.75% + SFvv	09/24/24	09/30/31	Senior	5,756,500	5,754,715
DTI Holdco, Inc. +	4.00% + SFv	05/06/25	04/26/29	Senior	6,852,722	5,860,790
Dynamo Newco II GmbH +	3.50% + SFv	09/25/24	09/26/31	Senior	4,603,500	4,609,254
ECI Macola Max Holding, LLC +	3.25% + SFvv	05/06/25	05/09/30	Senior	1,626,960	1,626,626
Epic Crude Services, LP +	3.00% + SFvv	10/22/24	10/15/31	Senior	2,244,375	2,248,056
Evergreen Acqco 1 LP +	3.00% + SFvv	09/12/25	09/17/32	Senior	1,094,500	1,097,581

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Fiesta Purchaser, Inc. +	3.25% + SFv	05/06/25	02/12/31	Senior	$6,221,525	$6,191,724
Filtration Group Corporation +	3.00% + SFv	05/06/25	10/21/28	Senior	2,026,500	2,034,312
Finastra USA, Inc. +	4.00% + SFvv	07/31/25	09/15/32	Senior	5,500,000	5,452,865
First Student Bidco Inc +	2.50% + SF	08/08/25	08/15/30	Senior	3,043,175	3,042,794
First Student Bidco Inc +	2.50% + SF	08/08/25	08/15/30	Senior	556,825	556,739
Flash Charm, Inc. +	3.50% + SFvv	05/06/25	03/02/28	Senior	1,216,833	1,074,232
Flutter Financing B.V. +	2.00% + SFvv	07/24/25	06/04/32	Senior	897,750	891,582
Flynn Restaurant Group LP +	3.75% + SFv	07/11/25	01/28/32	Senior	1,994,987	1,993,741
Focus Financial Partners, LLC +, f	Cash 2.75% + SFvv	01/28/25	09/15/31	Senior	8,857,190	8,839,785
Fortis 333, Inc. +, f	3.50% + SFv	02/06/25	03/29/32	Senior	2,992,500	2,880,281
Froneri International Ltd. +, d	2.00% + SFvv	09/17/24	09/17/31	Senior	7,939,325	7,877,477
Froneri Lux Finco S.à.r.l. +	2.50% + SFvvv	07/16/25	08/02/32	Senior	5,984,000	5,968,531
Fugue Finance B.V. +	2.75% + SFvv	06/05/25	01/09/32	Senior	2,593,500	2,598,039
Fugue Finance B.V. +	3.25% + SFvv	05/06/25	01/09/32	Senior	13,318,390	13,341,697
Genesys Cloud Services Holdings II LLC +	Cash 2.50% + SFvv	03/31/25	01/30/32	Senior	9,483,667	9,234,720
GFL Environmental Inc. +	Cash 2.50% + SFvv	03/07/25	02/04/32	Senior	1,200,000	1,200,564
Global Medical Response, Inc. +	7.37%	05/06/25	10/31/28	Senior	367,000	367,000
Gloves Buyer, Inc. +, f	4.00% + SFv	01/17/25	01/17/32	Senior	3,400,000	3,280,150
Golden State Food LLC +	4.00% + SFv	12/12/24	12/04/31	Senior	2,616,958	2,622,767
Grant Thornton Advisors LLC +	2.50% + SFv	05/06/25	06/02/31	Senior	3,861,122	3,820,368
Grant Thornton Advisors LLC +	3.00% + SFv	05/08/25	06/02/31	Senior	5,000,000	4,988,875
Green Infrastructure Partners Inc +	2.75% + SFvv	09/19/25	09/24/32	Senior	1,800,000	1,802,250
Hanger, Inc. +, e	3.50% + SFv	12/31/24	10/23/31	Senior	1,939,304	1,938,819
Hanger, Inc. +, e	3.50% + SFv	10/16/24	10/23/31	Senior	250,669	36,445
Heartland Dental, LLC +	4.50% + SFvv	05/17/24	04/28/28	Senior	8,416,449	8,404,372
Help/Systems Holdings, Inc. +	3.75% + SFvv	05/11/21	11/19/26	Senior	4,009,091	3,800,378
Herc Holdings Inc +	2.00% + SFvv	05/16/25	06/02/32	Senior	1,000,000	1,005,500
Herschend Entertainment Company, LLC +	3.25% + SFv	05/15/25	05/27/32	Senior	598,500	599,811
High Bar Brands Operating LLC +, e	5.25% + SFvv	06/27/25	12/19/29	Senior	442,727	11,171
Hobbs & Associates LLC +, e	2.75% + SFv	09/30/24	07/23/31	Senior	5,485,003	5,482,809
Holding Socotec +, f	3.25% + SFvv	07/22/25	06/02/31	Senior	315,877	318,246
Holding Socotec +, d	3.75% + SF	11/22/24	06/30/28	Senior	1,440,450	1,437,442
Howden Group Holdings Ltd. +	3.50% + SFv	05/06/25	04/18/30	Senior	3,063,186	3,070,767
HUB International Limited +	2.25% + SFvv	05/06/25	06/20/30	Senior	924,519	924,851
Hunter Douglas Inc. +	3.25% + SFvv	05/06/25	01/20/32	Senior	9,363,222	9,357,370
Husky Injection Molding Systems Ltd. (Yukon Acquisition Inc.) +	9.00%	02/02/24	02/15/29	Senior	200,000	205,435
Illuminate Buyer, LLC +, d		10/10/24	12/31/29	Senior	1,584,030	1,584,695
Imagine Learning LLC +	3.50% + SFv	05/06/25	12/21/29	Senior	8,955,297	7,771,541
Inception Holdco S.a.r.l. +, f	3.25% + SFvv	06/06/25	04/18/31	Senior	300,000	301,923
Inception Holdco S.à.r.l. +	3.75% + SFvv	05/06/25	04/09/31	Senior	1,089,000	1,095,980
Inception Holdco S.à.r.l. +, f		05/30/25	04/18/31	Senior	300,000	301,923
Ineos US Finance LLC +, f	2.50% + SFv	05/02/25	11/08/28	Senior	1,709,867	1,568,803
Inmar, Inc. +	4.50% + SFvv	06/30/25	10/30/31	Senior	2,277,058	2,272,799
International Entertainment JJCo 3 Ltd. +, f	3.75% + SFvv	05/02/25	04/29/32	Senior	4,588,500	4,620,046
Iridium Satellite LLC +	2.25% + SFv	03/26/25	09/20/30	Senior	10,965,600	10,232,276
John Bean Technologies Corp +, d	2.00% + SFv	05/06/25	10/09/31	Senior	775,833	775,058
Kaman Corporation +	2.50% + SFvv	01/30/25	02/26/32	Senior	2,278,772	2,272,368
Kaman Corporation +, e	2.50% + SFvv	01/30/25	02/26/32	Senior	214,927	20,388

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
kdc/one Development Corporation, Inc. +	3.50% + SFvv	08/08/25	08/15/28	Senior	$3,220,000	$3,223,735
kdc/one Development Corporation, Inc. +	4.00% + SFv	05/06/25	08/15/28	Senior	3,667,726	3,671,981
KKR Apple Bidco, LLC +	2.50% + SFv	02/14/25	09/23/31	Senior	4,466,250	4,461,091
KnowBe4, Inc. +	3.75% + SFvv	07/22/25	07/23/32	Senior	2,700,000	2,689,875
Lernen Bidco Limited +	3.50% + SFvv	07/11/25	10/27/31	Senior	4,189,500	4,191,239
Lernen Bidco Limited +, f	3.50% + SFvvv	07/24/25	10/27/31	Senior	4,200,000	4,201,743
Lernen Bidco Ltd. +	4.00% + SFvv	11/04/24	10/27/31	Senior	3,643,037	3,644,549
LSF12 Crown US Commercial Bidco LLC +, d	CME Term SOFR + 4.25%	10/11/24	12/02/31	Senior	6,783,000	6,781,949
Madison IAQ LLC +	Cash 3.25% + SF (0.50% Floor)vv	03/28/25	05/06/23	Senior	5,985,000	5,992,092
Madison Safety & Flow LLC +	Cash 2.75% + SFvv	09/26/24	09/26/31	Senior	1,653,317	1,653,523
Matador Bidco S.a.r.l. +	4.25% + SFv	05/06/25	07/30/29	Senior	8,523,676	8,587,604
Mavis Tire Express Services Corp. +	3.00% + SFvv	06/10/25	05/04/28	Senior	2,587,000	2,580,895
McAfee, LLC +	3.00% + SFv	05/06/25	03/01/29	Senior	3,123,014	2,935,633
MDVIP, Inc. +	2.75% + SFv	08/14/25	10/14/31	Senior	1,454,355	1,455,264
MDVIP, Inc. +	2.75% + SFv	05/06/25	10/16/28	Senior	2,765,105	2,766,833
Minimax Viking GmbH +	2.00% + SFv	03/27/25	03/17/32	Senior	2,094,750	2,099,987
MJH Healthcare Holdings, LLC +	Cash 3.25% + SFvv	03/26/25	01/28/29	Senior	3,635,082	3,398,802
Motion Finco S.à.r.l. +	3.50% + SFvv	05/06/25	11/12/29	Senior	2,945,392	2,564,936
Naked Juice LLC +	3.25% + SFvv	04/09/25	01/24/29	Senior	1,323,669	1,006,816
Naked Juice LLC +	6.00% + SFvv	05/06/25	01/24/30	Senior	339,403	146,510
NEP Group, Inc. +	4.75% + SFvv	05/06/25	08/19/26	Senior	1,072,382	1,070,146
Newly Weds Foods Inc. +	Cash 2.25% + SFvv	03/19/25	03/15/32	Senior	4,488,750	4,487,807
Nielsen Consumer Inc. +	5.00% + SFv	03/31/25	03/06/28	Senior	4,588,500	4,579,185
Nomad Foods US LLC +	2.50% + SFvvv	05/06/25	11/12/29	Senior	1,161,379	1,163,197
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,634,834	2,643,898
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,358,225	2,331,695
NSM Top Holdings Corp. +	4.75% + SFvv	06/13/25	05/14/29	Senior	3,896,259	3,927,098
Nuvei Technologies Corp. +	3.00% + SFv	12/13/24	11/15/31	Senior	3,740,625	3,737,894
Nvent Electric Public Limited Company +	3.00% + SFv	03/31/25	01/30/32	Senior	1,850,000	1,854,625
Olympus Water US Holding Corporation +, f	3.25% + SFvv	07/24/25	07/23/32	Senior	2,100,000	2,017,754
Olympus Water US Holding Corporation +	3.00% + SFvv	05/06/25	06/20/31	Senior	1,366,791	1,312,687
OneDigital Borrower LLC +	3.00% + SFv	08/01/25	07/02/31	Senior	2,550,000	2,550,038
OneDigital Borrower LLC +	3.00% + SFv	05/06/25	07/02/31	Senior	5,233,750	5,233,829
Opal Bidco SAS +	3.25% + SFvv	05/02/25	04/28/32	Senior	6,100,000	6,116,775
Orion US Finco Inc. +, f	3.50% + SF	05/20/25	10/08/32	Senior	4,800,000	4,817,592
Paint Intermediate III LLC +	3.00% + SFvv	09/11/24	09/11/31	Senior	1,296,750	1,292,698
Paradigm Parent, LLC +	4.50% + SFvv	07/24/25	04/16/32	Senior	6,500,000	5,679,375
Peer Holding III B.V. +, f	2.25% + SF	09/25/25	09/29/32	Senior	4,300,000	4,291,938
Pegasus BidCo BV +	3.25% + SFvv	05/06/25	07/12/29	Senior	6,915,215	6,941,147
Pinnacle Buyer LLC +	2.50% + SF	09/11/25	09/10/32	Senior	145,161	145,093
Pinnacle Buyer LLC +, e, f	6.50% + SFv	09/11/25	09/10/32	Senior	754,839	609,323
Plano HoldCo, Inc. +	3.50% + SFvv	08/02/24	08/15/31	Senior	4,776,000	4,656,600
Primary Products Finance LLC +	3.25% + SFv	05/06/25	04/01/29	Senior	2,061,570	1,985,117
Primo Brands Corporation +	2.25% + SFvv	05/06/25	03/31/28	Senior	1,340,872	1,340,651
Proampac PG Borrower LLC +	4.00% + SFvv	05/06/25	09/15/28	Senior	1,972,729	1,976,674
Project Alpha Intermediate Holding, Inc. +	3.25% + SFvv	05/06/25	10/26/30	Senior	6,304,320	6,312,200

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Prometric Holdings, Inc. +		05/06/25	01/31/28	Senior	$—	$3,216
Prometric Holdings, Inc. +	3.75% + SFvv	06/18/25	06/25/32	Senior	5,400,000	5,423,625
Proofpoint, Inc. +	3.00% + SFvv	06/18/25	08/31/28	Senior	1,500,000	1,500,428
Qnity Electronics Inc +	2.00% + SF	08/12/25	08/12/32	Senior	4,400,000	4,405,500
Quartz Acquireco LLC +	Cash 2.25% + SFvv	03/25/25	06/28/30	Senior	4,962,025	4,906,203
Quikrete Holdings, Inc. +	Cash 2.25% + SFvv	03/31/25	02/10/32	Senior	2,865,600	2,864,941
Radiology Partners Inc +	4.50% + SFvv	06/26/25	06/25/32	Senior	9,558,969	9,525,656
Rand Parent, LLC +	3.00% + SFvv	05/06/25	03/18/30	Senior	11,508,651	11,427,918
Raven Acquisition Holdings LLC +, e	3.00% + SFv	12/31/24	11/19/31	Senior	2,986,000	2,744,319
Recess Holdings, Inc. +	Cash 3.75% + SF (1.00% Floor)vv	01/24/25	02/20/30	Senior	14,758,097	14,765,476
Red Planet Borrower, LLC +	4.00% + SFv	08/07/25	09/08/32	Senior	12,000,000	11,640,000
Resideo Funding Inc. +	2.00% + SFvv	08/08/25	08/13/32	Senior	2,500,000	2,498,450
Ring Container Technologies Group, LLC +	2.50% + SFv	09/11/25	09/15/32	Senior	997,500	996,004
Rithum Holdings Inc +	4.75% + SFvv	07/02/25	07/21/32	Senior	3,300,000	3,303,102
Rohm Holding GmbH +	Cash 5.50% + SFvvv; PIK 1.49%	02/19/25	01/31/29	Senior	6,711,415	5,876,682
Ryan Specialty Group LLC +	2.00% + SFv	09/10/24	09/15/31	Senior	992,500	992,966
Sanmina Corp +	2.00% + SF	08/07/25	10/27/32	Senior	2,600,000	2,603,250
Saphilux S.a.r.l. +	3.00% + SFvv	05/22/25	07/18/28	Senior	4,488,693	4,511,137
Sauer Brands Inc. +, e	3.00% + SFv	03/31/25	02/04/32	Senior	997,716	916,042
SCIH Salt Holdings Inc. +	3.00% + SFvv	05/28/25	01/31/29	Senior	497,494	496,053
Shift4 Payments, LLC +, f	2.50% + SFvv	05/08/25	06/30/32	Senior	900,000	904,784
Skopima Merger Sub Inc. +	3.75% + SFv	05/06/25	05/12/28	Senior	12,676,402	10,568,950
Snacking Investments Bidco Pty Limited +	4.00% + SFvv	05/06/25	12/18/26	Senior	1,228,500	1,231,952
Solstice Advanced Materials Inc +, f	1.75% + SF	09/16/25	09/17/32	Senior	1,400,000	1,403,941
Southern Veterinary Partners, LLC +	2.50% + SFvv	07/22/25	12/04/31	Senior	500,000	498,110
Southern Veterinary Partners, LLC +	3.25% + SFvv	12/05/24	12/04/31	Senior	1,895,250	1,888,086
Sovos Compliance, LLC +	4.00% + SFv	05/06/25	08/13/29	Senior	4,604,115	4,600,409
Spa Holdings 3 Oy +, f	4.25% + SFvv	05/23/25	05/23/30	Senior	6,683,250	6,683,250
Spectris Plc +, f	2.75% + SF	09/26/25	09/24/32	Senior	1,950,000	1,954,875
Speed Midco 3 S.a r.l. +, f	2.50% + SF	09/22/25	09/23/32	Senior	2,500,000	2,496,875
Spring Education Group, Inc. +, e	3.25% + SFvv	09/29/23	10/04/30	Senior	7,701,041	7,730,497
Stepstone Group Midco 2 GmbH/ The +	4.50% + SF	08/19/25	12/19/31	Senior	5,000,000	4,670,825
Stonepeak Nile Parent LLC +, f	2.25% + SFvv	09/23/25	04/09/32	Senior	4,000,000	3,997,500
Stonepeak Nile Parent LLC +	2.75% + SFv	02/03/25	04/09/32	Senior	1,800,000	1,801,575
Storable, Inc. +	Cash 3.25% + SFvv	03/31/25	04/16/31	Senior	2,786,000	2,796,448
Student Transportation of America Holdings, Inc +, e	3.25% + SFvv	06/10/25	06/24/32	Senior	60,000	59,862
Student Transportation of America Holdings, Inc +, e	3.25% + SFvv	06/10/25	06/24/32	Senior	837,900	840,518
Summer (BC) Holdco B S.a r.l +	5.00% + SFvv	05/06/25	02/15/29	Senior	5,630,027	5,432,976
Summit Acquisition Inc +	3.50% + SFv	07/16/25	10/16/31	Senior	600,000	602,499
Summit Acquisition Inc. +	3.75% + SFvv	12/31/24	10/16/31	Senior	997,500	1,001,655
Sunrise Financing Partnership +	2.50% + SFvvv	03/28/25	02/15/32	Senior	4,300,000	4,288,584
Surgery Center Holdings, Inc. +	2.50% + SFv	08/11/25	12/19/30	Senior	1,795,500	1,796,676
Surgery Center Holdings, Inc. +	2.75% + SFv	05/06/25	12/19/30	Senior	883,661	884,240
Tacala, LLC +	3.50% + SFv	05/06/25	01/31/31	Senior	2,364,120	2,371,023

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
team.blue Finco S.à.r.l. +	3.25% + SFvv	07/02/25	07/12/32	Senior	$7,600,000	$7,562,000
Tecta America Corp. +	Cash 3.00% + SFvv	02/12/25	02/18/32	Senior	1,396,500	1,398,993
Thevelia (US) LLC +	3.00% + SFvv	09/30/24	06/18/29	Senior	8,922,793	8,908,294
Tidal Waste & Recycling Holdings LLC +	3.00% + SFvv	12/31/24	10/24/31	Senior	995,000	1,000,701
TK Elevator Midco GmbH +	3.00% + SFv	03/04/25	04/30/30	Senior	9,707,765	9,731,064
TKO Worldwide Holdings, LLC +	2.00% + SFvv	09/09/25	11/21/31	Senior	598,500	599,610
TMF Group Holding B.V. +	2.75% + SFvv	01/15/25	05/03/28	Senior	1,943,464	1,933,144
TransDigm, Inc. +	2.50% + SFvv	08/13/25	08/19/32	Senior	4,092,000	4,088,542
TransDigm, Inc. +	2.50% + SFvv	09/25/24	01/19/32	Senior	4,653,000	4,648,975
Trident TPI Holdings, Inc. +	3.75% + SFvv	05/06/25	09/15/28	Senior	1,642,110	1,607,429
Trucordia Insurance Holdings LLC +	3.25% + SFv	06/12/25	06/17/32	Senior	6,500,000	6,512,220
Truist Insurance Holdings LLC +	2.75% + SFvv	05/30/25	05/06/31	Senior	900,000	899,721
Turquoise Topco Ltd. +	3.25% + SF	08/13/25	08/13/32	Senior	3,400,000	3,407,446
UKG Inc. +	3.00% + SFv	05/06/25	02/10/31	Senior	3,909,630	3,902,300
Upbound Group Inc +	2.75% + SF	08/13/25	08/13/32	Senior	3,400,000	3,402,839
Upfield B.V. +	3.75% + SFvv	05/06/25	01/03/28	Senior	12,920,006	12,217,545
USALCO LLC +, d, e	4.00% + SFv	09/17/24	09/17/31	Senior	1,792,921	1,452,233
Varsity Brands, Inc. +	3.00% + SFvv	09/18/25	08/26/31	Senior	3,790,500	3,784,587
Verifone Systems, Inc. +, f	5.25% + SFvv	04/07/25	08/18/28	Senior	4,987,500	4,828,523
Virtusa Corporation +	3.25% + SFvv	06/14/24	02/15/29	Senior	2,737,433	2,663,864
Vision Solutions, Inc. +	4.00% + SFvv	05/06/25	04/24/28	Senior	3,275,852	3,173,072
Voyager Parent, LLC +, f	4.75% + SFvv	05/08/25	07/01/32	Senior	4,000,000	3,993,920
VS Buyer, LLC +	2.75% + SFvv	05/06/25	04/12/31	Senior	3,791,398	3,748,745
Waystar Technologies, Inc. +, f	2.00% + SFv	08/06/25	10/22/29	Senior	2,898,167	2,892,748
Waystar Technologies, Inc. +	2.00% + SFv	08/06/25	10/22/29	Senior	2,172,562	2,168,499
Waystar Technologies, Inc. +	2.25% + SFv	05/06/25	10/22/29	Senior	2,966,656	2,961,108
Windsor Holdings III, LLC +	2.75% + SFv	05/06/25	08/01/30	Senior	2,255,312	2,240,934
WOOF Holdings, Inc +	3.95% + SFvv	05/30/25	12/31/29	Senior	1,951,034	1,563,266
WOOF Holdings, Inc +	3.75% + SFvv	05/30/25	12/31/29	Senior	1,138,830	518,168
Worldwide Express Operations, LLC +	4.00%+SFvv	12/31/24	07/26/28	Senior	6,161,732	6,122,451
Zacapa S.à.r.l. +	3.75% + SFvv	12/31/24	03/22/29	Senior	10,756,806	10,760,194
Total North America (5.40%)						857,926,423

Western Europe (2.08%)
AD Education +, d	4.00% + E####	10/22/24	11/14/31	Senior	€4,500,000	5,301,552
ADB Safegate BV +, f	4.00% + E##	05/23/25	05/24/32	Senior	1,800,000	2,133,840
AI Sirona (Luxembourg) Acquisition S.à.r.l. +	4.00% + E#	05/09/25	09/30/28	Senior	4,300,000	5,070,627
Apleona Holding GmbH +, e, f	4.25% + E	05/02/25	04/10/32	Senior	4,600,000	5,035,529
Artemis Acquisitions (UK) Limited +	3.00% + E##	05/06/25	07/07/31	Senior	4,000,000	4,561,362
Artemis Bidco SAS +, f	3.75% + E##	05/28/25	05/28/32	Senior	3,600,000	4,251,225
Athena Holdco S.A.S. +	3.25% + E##	05/06/25	04/14/31	Senior	3,400,000	4,003,999
Auris Luxembourg III S.à.r.l. +	4.00% + E###	05/06/25	02/28/29	Senior	4,000,000	4,680,719
AutoForm Engineering GmbH +	3.75% + E##	04/02/25	02/28/29	Senior	3,300,000	3,896,607
BCP V Modular Services Holdings IV Limited +, f	4.43% + E##	07/02/25	07/10/31	Senior	3,100,000	3,308,601
Care Bidco SAS +, d	3.75% + E##	05/13/24	11/06/28	Senior	2,100,000	2,485,495
Casper BidCo SAS +	3.75% + E#	05/06/25	03/21/31	Senior	5,900,000	6,807,352
CD&R Firefly Bidco Limited +, d	5.50% + SF>>	05/06/25	06/21/28	Senior	£5,500,000	7,421,076
CD&R Firefly Bidco Limited +, f	4.75% + SF>>	05/06/25	04/29/29	Senior	6,500,000	8,770,363
Cerelia +, f	3.75% + E	06/03/25	06/24/32	Senior	€2,600,000	3,071,444

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Chrysaor Bidco S.à.r.l. +	3.50% + SF	05/14/24	10/30/31	Senior	$2,587,681	$2,585,093
Clarios Global LP +	3.00% + E#	05/06/25	07/16/31	Senior	€7,012,491	8,248,845
Colosseum Dental Finance BV +, f	3.50% + E	06/23/25	03/22/32	Senior	1,900,000	2,240,532
Colosseum Dental Finance BV +, f		06/23/25	03/22/32	Senior	1,900,000	2,240,532
Cooper Consumer Health +	3.75% + E#	07/01/25	11/06/28	Senior	3,300,000	3,902,481
Dorna Sports, S.L. +	2.75% + E##	07/30/25	08/18/32	Senior	5,100,000	6,024,366
Eagle Bidco Limited +	3.25% + E#	05/06/25	03/20/28	Senior	6,900,000	8,143,965
Elsan SAS +	3.50% + E##	05/06/25	06/16/31	Senior	5,000,000	5,879,363
Finco Utilitas BV +	3.20% + E##	05/30/25	09/30/30	Senior	4,300,000	5,064,614
Fugue Finance B.V. +	3.25% + E##	05/06/25	01/09/32	Senior	3,000,000	3,536,360
HBX Group International PLC +	Cash 2.75% + E###	03/26/25	02/18/32	Senior	5,200,000	6,131,035
Holding Socotec +	3.50% + E##	07/22/25	06/02/31	Senior	1,000,000	1,181,613
HomeVi S.a.S. +	4.75% + E##	07/31/25	10/31/29	Senior	9,833,333	11,590,304
IGT Holding IV AB +	Cash 3.50% + SF (0.50% Floor)vvv	03/19/25	09/01/31	Senior	$3,324,000	3,336,465
Inspired FinCo Holdings Ltd. +	Cash 3.25% + E###	02/06/25	02/28/31	Senior	€3,300,000	3,887,592
Inspired Finco Holdings Ltd. +, f	3.25% + E##	02/06/25	02/28/31	Senior	2,037,037	2,399,748
Inspired Finco Holdings Ltd. +, f	Cash 3.25% + E###	02/06/19	02/28/31	Senior	1,018,519	1,199,874
International Entertainment JJCo 3 Ltd. +, f	4.50% + SF>>	05/02/25	04/29/32	Senior	£2,500,000	3,388,850
Lernen Bidco Limited +	4.00% + E###	05/06/25	04/25/29	Senior	€6,000,000	7,078,466
LSF10 XL Bidco S.C.A. +, d	4.18% + E##	05/07/24	04/12/28	Senior	5,000,000	5,712,219
Luna 2.5 S.à.r.l. +	3.50% + E#	06/18/25	06/28/32	Senior	1,600,000	1,882,355
MasOrange Finco Plc +	Cash 2.75% + E##	02/21/25	03/25/31	Senior	24,197,458	28,357,454
Motel One GmbH +, f	4.50% + E##	05/02/25	05/03/32	Senior	8,300,000	9,811,968
Neuraxpharm Arzneimittel GmbH +	3.75% + E###	07/17/25	12/16/30	Senior	1,676,690	1,979,523
Neuraxpharm Arzneimittel GmbH +	3.75% + E###	07/17/25	12/16/30	Senior	521,941	616,094
Nobian Finance B.V. +	3.75% + E##	05/30/25	07/01/29	Senior	3,200,000	3,637,039
Nobian Finance B.V. +	Cash 3.50% + E##	03/04/25	07/31/30	Senior	5,400,000	6,104,097
Platin2025 Holdings S.a r.l. +	3.15% + E##	05/06/25	12/29/28	Senior	6,000,000	7,053,932
Prosol SAS +, f	3.75% + E##	06/04/25	07/12/31	Senior	2,100,000	2,479,338
Prosol SAS +	3.50% + E##	05/06/25	07/12/28	Senior	4,800,000	5,667,059
Quimper AB +, f	3.75% + E##	06/25/25	03/29/30	Senior	5,300,000	6,242,151
Quimper AB +, d	3.75% + E#	05/17/24	03/15/30	Senior	7,000,000	8,244,351
Rohm Holding GmbH +	5.00% + E##	05/06/25	01/31/29	Senior	6,013,676	6,086,905
Rubix Group Midco 3 Limited +		05/23/25	09/30/28	Senior	6,400,000	7,567,622
Sante Cie +, f	3.50% + E	07/03/25	12/17/31	Senior	1,600,000	1,886,905
Siaci Saint Honore +	3.50% + E##	07/18/25	07/26/32	Senior	6,300,000	7,406,480
Solina Bidco +, f		07/02/25	07/28/28	Senior	6,700,000	7,918,890
Speedster Bidco GmbH +, d	3.50% + E###	10/18/24	10/17/31	Senior	10,000,000	11,808,782
Sport Group Holding GmbH +	Cash 4.00% + E###	01/08/25	07/08/31	Senior	2,600,000	3,028,292
Summer (BC) Holdco B S.à.r.l. +	4.50% + E##	05/07/24	01/31/29	Senior	570,642	642,009
Summer (BC) Holdco B S.à.r.l. +	Cash 4.50% + E###	03/04/25	01/31/29	Senior	3,737,050	4,204,427
Talbot Participation S.A.S +	3.50% + E###	06/27/25	06/25/32	Senior	6,200,000	7,335,796
team.blue Finco S.à.r.l. +	3.70% + E#	05/06/25	09/30/29	Senior	10,700,000	12,543,051
Thyme HoldCo S.a r.l. +	3.50% + E##	06/27/25	06/28/32	Senior	5,800,000	6,833,759
TMF Group Holding B.V. +	3.25% + E##	05/06/25	05/03/28	Senior	2,000,000	2,360,147
Total Webhosting Solutions BV +	4.00% + E#	07/02/25	11/04/31	Senior	4,000,000	4,688,286
Total Western Europe (2.08%)						330,958,820

Total Floating Rate Loans (Cost $1,169,701,591)(7.48%)						$1,188,885,243

Total Public Investments (Cost $1,862,162,356)(12.10%)						$1,925,125,476

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (96.70%) Direct Investments * (64.68%) Direct Equity (59.39%)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Asia - Pacific (3.03%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	—	$43,012,369	$3,037,380
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	10,621,500	13,832,369
Compass Education +, a, e	Common equity	01/21/25	19,328,293	19,328,293	20,129,780
Continuity CNC Capital Limited +, a	Common equity	03/01/18	—	1,021	1
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Preferred equity	03/06/25	389,330	247,182	257,987
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Common equity	03/06/25	7,946	5,045	5,265
Huntress Co-Investment L.P., 1 +, a, c	Limited partnership interest	04/08/16	—	1	1
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	29,283,000	30,692,420
Murra Warra Asset Hold Trust +, a, e	Common equity	09/10/18	—	1	1
Murra Warra II Asset Hold Trust +, a, e	Common equity	07/30/20	—	11,765	12,287
Murra Warra II Project Hold Trust +, a, e	Common equity	07/30/20	—	2,942	3,072
Murra Warra Project Hold Trust +, a, e	Common equity	09/10/18	—	—	1
Partners Terra Pte. Ltd. +, a, e	Common equity	05/14/21	8,218,485	8,352,608	11,820,992
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	—	5,429,378	—
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	—	50,374,952	1,674,153
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,387	1,207,432	1,621,498
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	23,054,747	30,808,473
PG Power Pte. Ltd. +, a, e	Common equity	10/30/24	184,010	2,355,583	2,956,419
Platform Hold Trust +, a, e	Preferred equity	03/06/25	17,921,420	1,219,920	1,272,708
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	11,962,451	11,962,451
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	1,571,724	1,704,922	9,951,896
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	3,371,095	3,379,594	3,379,594
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	18,518,292	16,118,803
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	126,985,067	322,017,369
Total Asia - Pacific (3.03%)					481,554,920

North America (27.56%)
Aimbridge Acquisition Co., Inc. +, a	Common equity	03/11/25	4,145,864	4,996,003	4,996,005
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	24,784,703	44,882,743
Allied Benefit Systems Holdings LP +, a, c	Limited partnership interest	10/22/24	—	30,810,000	41,760,952
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	27,959,148	36,778,067
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	4,655,679	2,343,338
AppLogic Networks OpCo I LLC +, a	Common equity	03/03/25	351,924	351,924	351,924
Arroyo Dunamis Direct Investment I-B, L.P. +, a, c, e	Limited partnership interest	02/25/25	—	6,070,655	11,229,243
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	44,578,381	96,091,150
BCPE Hercules Holdings, LP +, a	Common equity	07/30/18	869,932	869,931	2,088,586
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	150,000	303,431
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	4,168,272	2,853,582
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	306,125	4,205,000	4,205,000
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	17,127,003	26,988,081
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	56,634	1
CBI Parent, L.P. +, a, c	Limited partnership interest	01/06/21	—	117,093,144	—
CBI Parent, L.P. +, a	Preferred equity	10/17/22	—	5,611,689	—
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	53,921,126	209,266,379
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	94,154	66,444
Clarience Technologies, LLC +, a	Common equity	03/05/24	—	1	2
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,344	33,244,066	71,611,788
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	99,273	2,154,218	—
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,348,750	1,849,156
Cure Holdings, LLC +, a	Common equity	05/13/21	263,891	3,602,070	1,755,531
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	27,230	18,115
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	135,493,757	197,955,159

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
North America (continued)
ECP Holding Company, LLC +, a, c, e	Member interest	03/15/16	—	$—	$123,590
ECP Parent, LLC +, a, b, e	Common equity	01/15/21	105,520,023	107,129,344	104,070,712
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	8,508,337	8,508,422	11,390,376
EdgeCore Holdings, L.P. +, a, c, e	Limited partnership interest	11/10/22	—	99,663,400	190,552,943
Elgin Co-Investment, L.P.2 +, a	Common equity	11/28/16	—	1	1
Encore Holdings LP +, a, b, e	Common equity	07/01/22	69,810	82,256,448	176,653,948
ENFRA +, a, c, e	Limited partnership interest	03/15/22	—	36,900,486	62,666,915
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	35,172,406	87,069,853
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	94,861,790	140,846,992
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	103,097,510	154,723,382
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	56,985,983	57,259,060
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	20,475,870	26,029,110
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	9,367,969	—
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	8,915,101	18,049,433
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,761,620	79,739,410
Gateway Fleets Holdings, LP +, a, b, c, e	Limited partnership interest	09/30/24	—	1,833,960	2,005,201
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	23,291,365	12,312,423
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,643,771	63,199,609
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	122,197,759	330,495,448
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	151,702,453	169,562,989
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	250,000	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	1	474,056
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	56,035,477	98,072,227
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	716,331	126,657
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	187,500,000	263,308,875
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	61,566,000	52,211,169
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	252,000	99,249
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	5,474,212	49,137,974	54,073,483
Lumin Digital, LLC +, a, e	Preferred equity	11/20/24	5,098,332	30,589,992	35,500,518
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	12/27/23	—	11,341,677	20,640,025
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	317,827	269,169
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	172,633	146,204
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	39,121,173	33,131,956
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	22,375,189	28,717,861
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	60,534,545	83,735,075
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	15,306,665	29,137,920
OMNIA Partners +, a, e	Common equity	10/23/20	3,000,000	3,511,072	3,535,306
Onecall Holdings, L.P. +, a	Common equity	11/29/17	—	—	435,437
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	45,225,381	106,545,029
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	40,513,413	64,111,018
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	32,126,730	76,935,101
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	42,616	48,694,632	103,898,567
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,120,924	1,208,330
Real Hero Topco, L.P. +, a, c, e	Limited partnership interest	04/01/21	—	14,835,863	21,002,657
RevSpring, Inc. +, a, c, e	Limited partnership interest	09/27/25	—	—	—
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	9,357,130	9,471,521
Sandvine Corporation +, a	Common equity	03/03/25	50,291	923,247	923,247
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	3	484,432
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,201,845	4,694,561
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	—	1
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	47,032,038	90,093,585
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, e	Limited partnership interest	08/18/17	—	25,375	2
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	55,011,041	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
North America (continued)
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	$14,874,472	$—
Space Co-Invest LP +, a, c, e	Limited partnership interest	01/17/25	—	20,339,023	20,237,938
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	90,509,738	151,656,397
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	178,485,000	243,291,297
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	34,046,068	34,228,964
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	12/28/22	—	54,654,146	74,071,892
Surveyor Co-Invest SCSp +, a, c, e	Limited partnership interest	10/17/24	—	22,552,209	28,218,181
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	5,017,926	8,992,709
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	71,817,900	128,589,519
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	4,632,829	2,485,652
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,627,408	7,633,590
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,348,477	30,429,033
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	04/06/21	—	64,612,758	43,080
Vistra Group Holdings (BVI) II Limited +, a	Common equity	11/04/15	—	7,428	1
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	68,399,200	11,091,341
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	14,022,833	15,651,781
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,441,200	1
Total North America (27.56%)					4,383,750,688

Rest of World (1.52%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	7,070,769	8,614,601
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	4,345,233	3,894,617
PG Investment Company 1113B S.à r.l. +, a, e	Common equity	10/01/24	63,259,178	70,080,810	214,382,464
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,618	6,624,409	8,699,747
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,884	774,648	5,143,958
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	144,157	210,080
Total Rest of World (1.52%)					240,945,467

Western Europe (27.28%)
Akur8 SAS +, a, e	Common equity	08/28/24	684,686	7,094,033	9,419,766
Akur8 SAS +, a, e	Preferred equity	08/28/24	876,616	9,728,692	12,060,301
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	12,366,563	18,545,958
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,796,283	4,562,553
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	264,490	310,557
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	21,849,512	11,154,607
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	402,797	187,109
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	13,873,440	16,702,803
BC European Capital X - Ceramtec Co-Investment (1) LP +, a, e	Common equity	02/06/18	—	700,484	1
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	22,246,954	27,523,531
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	149,423,941	316,924,186
Camelia Investment 1 Limited +, a, e	Common equity	10/12/17	—	4,087	—
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	83,995,867	32,068,560
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	78,514,453	61,042,318
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	27,818,080	30,340,058
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,240	14,672,982	56,067,276
Climeworks AG +, a	Common equity	04/25/22	18,455	465,142	23,847
Climeworks AG +, a, e	Preferred equity	04/25/22	2,629,930	68,066,218	80,384,428
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	47,438,430	97,421,212
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	33,421,401	80,548,068
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	7,335,593	213,724,844
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	4,082,169	10,333,305

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Western Europe (continued)
Fides S.p.A +, a	Common equity	12/15/16	78,505	$745,309	$181,727
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	4,660,720	5,102,887
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	1	353,213
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	37,402,098	43,378,767
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	01/20/22	—	95,864,889	265,446,335
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	19,648,729	20,644,819
Hera Co-investment LP +, a, c, e	Limited partnership interest	10/25/24	—	16,395,896	12,519,562
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	11,664,381	21,220,687
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,840,839	—
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	92,759,254	169,973,459
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	21,615,986	71,315,861
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	39,956,532	41,689,974
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	17,052,864	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	17,052,864	6,046,534
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	3,377,868	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	18,472,753	10,681,396
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	7,793	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	1,663,357	7,789,217
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	14,746,472	17,779,847
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	40,092,414	47,697,452
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	9,766,168	84,804,457
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	64,616,036	61,620,155
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,139,432	18,365,631
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	78,803,152	124,501,809
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	—	13,620	1
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	11,034,169	11,372,654
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	46,760,051	86,178,889
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	04/19/24	—	54,634,736	93,735,257
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	8,568,857	189,396,339	229,386,834
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	—	681,878
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	8,018,473	4,779,063	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	9,110,800	54,918,380	35,660,083
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,455,807	1,032,730
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	115,820,054	193,195,979
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	128,268	72,346,496
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	873,890	1,135,700	28,652,847
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	102,497,783	161,963,025
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	119,065	1,248,489
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	2,329,765	7,491,845	9,326,814
PG Investment Company 67 S.à.r.l. +, a, e	Preferred equity	07/16/24	12,013,256	12,743,394	15,645,120
PG Investment Company 67 S.à.r.l. +, a, e	Common equity	07/16/24	1,335,641	1,414,770	7,586,757
PG Investment Company 69 S.à.r.l. +, a	Preferred equity	07/16/24	86,690	328,227	136,192
PG Investment Company 69 S.à.r.l. +, a	Common equity	07/16/24	34,976	580,738	175,378
PG Investment Company 71 S.à.r.l. +, a, e	Common equity	09/26/24	6,385,371	7,129,193	8,994,202
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	358,449	395,093	1,602,828
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,478,798	48,005,615	57,735,791
PG Investment Company 88 S.à r.l. +, a	Common equity	09/04/25	664,863	895,945	4,328,570
PG Investment Company 88 S.à r.l. +, a	Member interest	09/04/25	—	52,715,562	53,251,367
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,063,586	54,466
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	1,941,291	16,674,950
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	36,879,819	33,591,872
PG Polaris Warehouse SCSp +, a, c, d	Limited partnership interest	03/27/24	—	748,547	1,101,950
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	5,331,705	88,962,504
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	86,660,184	85,124,564

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Western Europe (continued)
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,927,721	$76,852,810	$118,017,578
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1,773	1
Pharmathen Topco S.à r.l. +, a, b	Preferred equity	02/21/25	10,172,543	11,821,868	12,524,692
Pharmathen Topco S.à r.l. +, a, b	Preferred equity	02/21/25	3,560,390	3,722,755	4,676,182
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	112,190,937	154,721,114
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	85,739	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	6,275,980	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	07/05/24	489,319,992	26,882,311	3,608,589
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1,191,234	2
Polyusus Lux XVI S.à.r.l. +, a, b	Preferred equity	07/05/24	22	24	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,155,552	42,946	64,941
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	771,358	1,143,029
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	257,119	71,006
Quadriga Capital IV Investment Holding II LP +, a, e	Common equity	09/28/18	—	282,465	2
Quadriga Capital IV Investment Holding II LP +, a	Common equity	09/09/16	—	1,595,951	2
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	33,461,675	62,128,870
Rivage Luxco S.à.r.l. +, a, e	Common equity	02/22/22	900,000	51,322,096	63,742,732
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	36,261,531	47,226,245
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	2,896,582	27,743,872
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	8,686,753	42,469,064	65,274,189
Strider Investment 2 +, a, e	Common equity	04/01/23	278,539	302,803	968,503
Strider Investment 3 +, a, e	Common equity	04/01/23	24,476	26,591	28,759
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,389,622	4,560,956
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	8,834,459	28,245,798
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	56,579,460	79,812,571
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	34,731,898	21,070,046
Vanquish Bidco +, a, c	Member interest	05/25/23	—	4,453,268	5,700,780
Vanquish Topco +, a, c	Common equity	05/25/23	379,731	936,729	1
Vanquish Topco +, a, c	Preferred equity	05/25/23	34,851,987	42,986,878	44,651,932
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	26,379,481	46,475,230
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	12,374,422	16,997,582
Zoncolan Topco S.à.r.l. +, a, b, c	Member interest	10/28/21	—	61,194,518	62,133,210
Zoncolan Topco S.à.r.l. +, a, b, e	Common equity	10/28/21	20,383,872	40,500,847	50,228,866
Zoncolan Topco S.à.r.l. +, a, b, e	Preferred equity	08/01/24	5,384,750	5,822,805	7,184,142
Total Western Europe (27.28%)					4,339,208,989

Total Direct Equity (59.39%)				6,374,248,047	$9,445,460,064

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (5.29%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Asia - Pacific (0.21%)
BYJU’s Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$—	$1	$—
Fugue Finance B.V. +, a	Cash 3.25% + SF (0.50% Floor)[v]	03/10/23	01/31/28	Senior	—	26,553	—
Fugue Finco Pty Ltd. +, a, e	Cash 5.25% + BBSY††	04/10/24	04/10/30	Senior	1,064,995	1,064,995	1,039,496
Fugue Finco Pty Ltd. +, a	Cash 5.25% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,512,641	3,649,463
Fugue NZ Bidco Limited +, a	Cash 5.25% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,299,785	2,274,362
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,646,695	11,835,263
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	395,158	395,158	407,054

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Asia - Pacific (continued)
Global Academic Group Limited +, a	Cash 4.91% + BBSY ††	01/30/25	07/26/27	Senior	$653,208	$646,175	$694,464
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,621,333	4,421,079
Greencross Limited +, a	Cash 5.75% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	9,341,269	9,289,983	8,887,719
UP Education +, a, e		12/16/24	07/29/27	Senior	2,395,117	—	—
Total Asia - Pacific (0.21%)							33,208,900

North America (3.46%)
Aimbridge Acquisition Co., Inc. +, a	Cash 5.5% + SFv	03/20/25	03/11/30	Senior	564,906	564,906	568,262
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	7,978,852	195,052	—
AlixPartners, LLP +, a	Cash 2.50% + SF (0.50% Floor)[v]	06/12/24	02/04/28	Senior	4,935,555	4,957,918	4,881,560
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	—	2,781	—
American Airlines, Inc. +, a	Cash 2.25% + SFvv	09/06/24	06/04/29	Senior	4,950,000	4,954,949	4,932,997
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)[v]	02/22/22	02/08/29	Senior	3,178,509	3,024,682	1,680,516
Apro, LLC +, a	Cash 3.75% + SFv	06/26/24	07/09/31	Senior	3,275,250	3,259,904	3,264,550
Aptean, Inc +, a	Cash 4.75% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	7,027,329	6,973,327	7,027,329
Aptean, Inc +, a, e	Cash 4.75% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	1,229,082	1,223,570	1,229,082
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	—	6	—
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	10,509,372	10,470,057	10,351,732
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/14/28	Senior	1,960,000	1,947,285	1,958,785
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,739,019	18,855,807
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,971,836	7,070,928
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	6,754,409	6,687,577	5,855,228
Brown Group Holding, LLC +, a, f	2.75% + SFv	06/09/22	07/02/29	Senior	3,992,827	3,952,241	3,986,219
Brown Group Holding, LLC +, a, f	Cash 2.50% + SFv	05/23/24	06/07/28	Senior	2,969,314	2,980,268	2,968,958
Burger Bossco Intermediate, Inc. +, a	Cash 9.00% + SF (1.00% Floor)vv; PIK 6.00%	01/01/21	03/18/25	Senior	—	—	—
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv + PIK 14.72%	01/01/21	11/06/26	Second Lien	1,926,503	1,925,841	1,790,010
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv; PIK 14.716%	01/01/21	11/06/26	Second Lien	240,813	235,185	223,751
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	3,762,425	3,743,272	3,728,506
Cedar Fair, L.P. +, a	Cash 2.00% + SFv	05/23/24	05/01/31	Senior	6,245,875	6,231,695	6,191,224
Cengage Learning, Inc. +, a	Cash 3.50% + SF (1.00% Floor)[v]	03/28/24	03/18/31	Senior	2,984,962	2,983,168	2,942,054
Clydesdale Acquisition Holdings, Inc. +, a	3.18% + SFv	04/19/22	04/13/29	Senior	5,309,787	5,297,770	5,291,548
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	3,610,609	3,602,878	3,617,054

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
North America (continued)
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	$2,940,000	$2,982,795	$2,763,863
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,683,000	1,675,863	1,518,916
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)[v]	10/22/21	10/16/28	Senior	1,158,000	1,155,148	1,098,652
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)[v]	09/07/23	10/16/28	Senior	2,940,000	2,875,563	2,821,976
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv + PIK 3.62%	03/27/23	05/17/28	Senior	8,981,208	8,901,444	8,617,236
Critical Start, Inc. +, a, e	Cash 3.13% + SF (0.75% Floor)vv + PIK 3.625%	03/27/23	05/17/28	Senior	1,348,750	(16,106)	(16,106)
Critical Start, Inc. +, a, e	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.625%	03/27/23	05/17/28	Senior	4,896,686	4,820,227	4,698,277
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	17	27	—
CSC Holdings, LLC +, a	Cash 4.50% + SFvv	12/07/18	01/15/26	Senior	17	3,083	—
Datix Bidco Limited +, a	Cash 5.25% + S>>>	04/25/24	04/30/31	Senior	901,982	883,942	969,913
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	—	9,744,239	9,149,704
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,360,460	5,666,555	5,309,587
Dentive, LLC +, a, e	Cash 6.75% + SFvv	05/03/24	12/23/28	Senior	3,896,502	3,823,476	3,611,305
Dexko Global, Inc. +, a, f	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	4,031,113	5,869,018	5,945,683
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)[v]	04/23/21	03/31/28	Senior	10,150,156	9,169,073	9,160,670
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	434,980	428,364	422,800
Diligent Corporation +, a	Cash 5.00% + SFvv + PIK 3.00%	05/02/24	08/02/30	Senior	3,575,690	3,554,789	3,547,398
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	20,857,887	20,986,205	20,936,124
Discovery Energy Holding Corporation +, a, f	Cash 3.75% + SFv	05/14/24	01/30/31	Senior	6,396,553	6,255,035	6,399,208
Dwyer Instruments, Inc. +, a, e	Cash 3.75% + P	03/31/25	07/20/29	Senior	13,403,791	95,565	96,483
Eagle Broadband Investments, LLC +, a, e	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	4,922,481	4,908,374	4,842,490
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	5,871,744	5,833,450	5,886,424
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	7,758,829	5,368,027	4,081,144
Engineered Machinery Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,540,000	1,536,560	1,545,937
Evergreen Services Group LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	9,604,768	9,509,977	9,575,748
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	07/31/23	06/15/29	Senior	4,237,086	4,218,025	4,224,284
Evergreen Services Group, LLC +, a, e	Cash 5.25% + SFvv	02/26/24	06/15/29	Senior	4,185,775	4,153,262	4,173,129
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)vv	12/10/21	11/22/28	Senior	3,291,637	3,283,049	3,297,845

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
North America (continued)
Foundation Building Materials, Inc. +, a	Cash 4.00% + SFv	03/06/24	01/29/31	Senior	$5,827,571	$5,778,245	$5,778,245
Global Medical Response, Inc. +, a, f	Cash 4.75% + SFvv	04/18/24	10/31/28	Senior	—	1	1
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	—	1	—
Gurobi Optimization, LLC +, a, e	Cash 4.50% + SFvv	09/10/24	09/10/31	Senior	8,103,462	8,025,600	8,097,329
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,700,000	11,586,367	11,432,971
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	11/05/21	11/19/27	Second Lien	3,600,000	3,600,000	2,792,339
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	368,172	365,228	357,863
High Bar Brands Operating LLC +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,087,902	2,058,214	2,029,441
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/01/29	Senior	2,675,000	2,461,183	2,474,539
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)[v]	03/07/24	01/29/26	Senior	3,250,500	3,202,215	2,706,041
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	5,752,711	5,532,650	5,566,266
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv + PIK 1.00%	12/23/20	06/30/27	Senior	—	236	—
Kene Acquisition, Inc. +, a, e	Cash 5.50% + SF (1.00% Floor)vv	02/13/24	02/07/31	Senior	3,931,239	3,695,552	3,736,131
Knowlton Development Corp. Inc. +, a	Cash 4.50% + SFv	06/24/22	12/22/25	Senior	—	693	—
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	01/26/28	Second Lien	3,212,308	3,199,119	2,843,886
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	982,137	978,701	819,096
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	9,681,112	8,604,288	8,397,804
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 6.25%	10/01/24	07/27/28	Senior	—	—	—
Magenta Buyer LLC +, a	Cash 1.76% + SFvv; PIK 5.50%	10/01/24	07/27/28	Senior	11,586	622,342	2,521
Magenta Buyer LLC +, a	Cash 6.75% + SFvv; PIK 6.25%	10/01/24	07/27/29	Senior	—	—	—
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,584,739	6,508,115
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,925,000	4,731,785	4,802,983
McAfee Corp. +, a	3.50% + E##	05/22/24	03/01/29	Senior	31,489	9,271,221	8,890,872
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	4,950,000	4,928,969	4,934,011
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	340,666	311,668	—
National Mentor Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	04/26/21	03/02/28	Senior	1,974,884	1,922,669	1,969,236
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,737,955	3,431,710	3,308,162
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,863,750	2,851,997	2,876,279
OceanKey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,984,576	1,980,108	1,989,904

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
North America (continued)
Oscar AcquisitionCo, LLC +, a, e	4.25% + SF vv	02/08/24	04/29/29	Senior	$7,378,308	$7,437,255	$6,784,575
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	—	484	—
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,403,791	13,250,346	13,358,265
PDI TA Holdings, Inc. +, a	Cash 5.50% + SF (0.75% Floor)vv	02/06/24	02/01/31	Senior	6,419,105	6,366,756	6,412,686
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	2,409,154	2,691,122	2,701,484
Pediatric Associates Holding Company, LLC +, a, f	Cash 3.25% + SFvv	08/05/24	12/29/28	Senior	5,445,114	5,270,901	5,192,925
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)[v]	04/12/21	02/01/28	Senior	5,937,572	5,668,350	5,011,519
PetSmart LLC +, a	Cash 3.75% + SF (0.75% Floor)[v]	05/22/24	02/11/28	Senior	5,922,879	5,941,147	5,769,862
Pre-Paid Legal Services, Inc. +, a, e	Cash 3.75% + SF (0.50% Floor)[v]	01/18/22	12/15/28	Senior	10,622,057	10,651,293	9,949,309
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + SF (0.50% Floor)[v]	01/18/22	12/14/29	Senior	—	318	—
Premier Care Dental Management, LLC +, a, e	Cash 5.25% + SFv	05/31/24	08/05/28	Senior	15,652,130	7,781,772	7,760,843
Premier Care Dental Management, LLC +, a, e	Cash 5.00% + SFv	07/16/25	08/05/28	Senior	549,145	546,400	545,301
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	1,789,354	190,350
Project Boost Purchaser, LLC +, a, e	2.75% + SFv	07/29/24	07/16/31	Senior	1,296,750	1,295,141	1,284,937
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	8,882,110	8,797,953	9,166,715
PT Intermediate Holdings III, LLC +, a, e	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	28,420,245	28,365,894	28,349,195
Radwell Parent, LLC +, a, e	Cash 5.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	308,244	303,799
Radwell Parent, LLC +, a	Cash 6.52% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,756,895	13,635,917	13,756,895
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,836,443	5,726,252	5,836,443
Raptor Parent, LLC +, a, e	Cash 6.52% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,519,079	1,519,079	1,519,079
Recorded Books Inc. +, a, d	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	375	—
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)vv	05/10/21	04/27/28	Senior	—	1,080,314	—
Redstone Holdco 2 L.P. +, a, e	Cash 7.75% + SF (0.75% Floor)vv	05/03/21	04/16/29	Second Lien	—	2,475,274	—
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	5,352,582	2,782,132	2,799,067
RL Datix Holdings (USA), Inc. +, a	Cash 5.25% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,358,221	2,398,916
Rocket Software, Inc. +, a	Cash 4.25% + SF (0.00% Floor)[v]	12/05/18	11/28/28	Senior	—	68	—
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)[v]	08/03/21	07/26/28	Senior	1,818,579	1,816,457	1,795,283
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)[v]	11/20/23	11/14/30	Senior	4,021,378	3,984,525	4,006,318

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
North America (continued)
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)[v]	08/09/21	12/17/27	Senior	$—	$49	$—
Sandvine Corporation +, a	Cash 1.00% + SFvv; PIK 5.00%	03/03/25	03/01/30	Senior	608,867	568,700	546,249
Sedgwick Claims Management Services, Inc. +, a	Cash 3.00% + SFv	08/09/24	02/24/28	Senior	8,398,991	8,371,788	8,377,993
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,540,833	1,536,895	497,537
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	—	2
Senneca Holdings, Inc. +, a, d	PIK 11.00%	01/01/21	11/11/27	Second Lien	1,276,647	1,268,184	1
Sound Inpatient Physicians, Inc +, a	Cash 3.50% + SFv	07/01/24	06/28/28	Senior	1,000,422	950,657	975,726
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SF (1.00% Floor)vv	06/04/24	06/28/28	Senior	578,876	553,464	602,334
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	3,142,973	3,142,973	3,149,165
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	20,845,755	20,634,741	19,817,409
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	5,400,000	5,315,570	5,336,982
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	20,336,681	20,196,636	20,241,311
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)[v]	04/30/21	04/16/28	Senior	957,500	953,475	941,701
Trilon Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,093,681	5,036,362	5,093,681
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	15,306,900	5,051,350	5,100,900
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	6,093,961	6,018,768	5,280,021
Verde Purchaser, LLC +, a	Cash 4.13%	05/02/24	11/15/28	Senior	356,000	4,754,257	4,890,021
Verde Purchaser, LLC +, a	Cash 4.00% + SFvv	05/10/24	11/30/30	Senior	6,633,000	6,644,723	6,471,818
Virgin Media Bristol LLC +, a	2.50% + SFv	05/06/25	01/31/28	Senior	—	2,366,033	2,366,608
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	4,565,500	4,559,452	4,549,201
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)[v]	12/01/23	12/01/29	Senior	6,037,920	5,933,172	5,836,458
Total North America (3.46%)							550,377,709

Rest of World (0.04%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,671,988	5,447,328	5,888,793
Total Rest of World (0.04%)							5,888,793

Western Europe (1.58%)
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	16,736,735	16,615,767	18,900,093
Alloheim Senioren-Residenzen AG +, a	Cash 5.00% + E#	04/16/25	05/19/28	Senior	26,151	305	—
Anticimex Global AB +, a	Cash 3.40% + SFvv	06/18/24	11/16/28	Senior	5,636,963	5,636,958	5,652,792
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,545,169	14,692,239
Athena BidCo GmbH +, a	Cash 3.37% + E###	05/22/24	03/31/27	Senior	264,895	4,631	—
Biscuit Holding S.A.S +, a, e	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,537,590	4,136,341	4,257,436
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	39,824	2,065,008	1,856,252
CAB +, a	3.25% + E##	06/12/24	02/09/28	Senior	7,713,903	7,285,292	7,546,575
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	—	—	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Western Europe (continued)
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	$26,760,488	$26,361,614	$31,166,999
Constellation HoldCo GmbH +, a, e	Cash 5.15% + E##	08/08/24	08/08/31	Senior	1,110,043	1,101,581	1,168,762
CTEC III GmbH +, a	3.75% + E##	03/29/18	03/16/29	Senior	14,863,157	11,231,459	11,693,782
DataCo AcquiCo GmbH +, a, e	Cash 6.25% + E##	06/11/25	01/31/31	Senior	276,616	200,547	272,842
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	6,892,466	6,738,001	7,317,836
DataCo AcquiCo GmbH +, a	Cash 6.00% + E##	01/26/24	01/31/31	Senior	2,580,666	2,550,410	2,730,536
Europa University Education Group +, a	3.25% + E	06/13/24	06/13/31	Senior	3,743,512	3,554,594	3,902,307
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	2,722,290	2,681,072	2,909,355
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,159,759	6,947,758
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	—	1	—
Fusilli AcquiCo S.à.r.l. +, a	Cash 5.25% + E###	01/27/22	04/12/26	Senior	7,208,627	6,660,712	7,615,993
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E###	06/28/19	11/30/27	Senior	—	—	1
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/30/27	Senior	—	—	1
Gulfstream Bidco AS +, a	Cash 5.0% + SFvv	01/19/24	01/17/31	Senior	2,757,000	2,725,107	2,747,046
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	04/14/25	01/23/31	Senior	6,328,947	6,032,127	6,135,069
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,231,769	10,169,479
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,955,000	1,941,351	1,583,550
Infinity Bidco 1 Limited +, a	Cash 3.40% + E#	07/03/24	07/06/28	Senior	3,403,193	3,240,451	3,517,307
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	5,671,988	5,393,272	5,830,982
Nouryon Finance B.V. +, a	Cash 3.50% + E##	06/20/24	04/03/28	Senior	33,194	2,100,000	2,462,041
PEARLS (Netherlands) Bidco B.V. +, a	3.25% + SFvv	03/30/22	03/01/29	Senior	2,433,181	2,423,684	2,272,737
PEARLS (Netherlands) Bidco B.V. +, a	3.50% + E##	06/06/24	02/26/29	Senior	7,940,783	7,638,080	7,767,505
Piolin II S.à.r.l. +, a	Cash 4.50% + E###	06/11/24	09/16/29	Senior	7,092,601	5,308,171	5,885,059
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,863,750	2,857,951	2,872,699
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	212,930	4,179	—
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	12,478,373	11,946,364	12,964,714
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,031,745	9,650,734
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	08/03/29	Senior	17,829,649	17,433,526	19,341,833
Sigma Holdco B.V. +, a	Cash 4.25% + SFvvv	08/26/24	01/03/28	Senior	—	4,054,525	4,054,525
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	6,537,633	6,400,356	6,980,919
Skywalker BidCo GmbH +, a	Cash 6.00% + E##	12/20/23	12/20/30	Senior	2,225,494	2,199,354	2,414,312
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,965,662	9,989,400
Ziggo Financing Partnership +, a	Cash 2.50% + SFv	02/27/20	04/30/28	Senior	5,495,740	5,533,747	5,505,128
Total Western Europe (1.58%)							250,776,598

Total Direct Debt (5.29%)						$842,675,599	$840,252,000

Total Direct Investments (64.68%)						$7,216,923,646	$10,285,712,064

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (17.35%)	Acquisition Date	Cost	Fair Value
Asia - Pacific (1.29%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$2,175,404	$4,503,960
Archer Capital Fund 5 +, a, e	09/30/24	1	59,658
Bain Capital Asia Fund II, L.P. +, a, e	03/31/25	337,213	775,678
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	5,345	1
Carlyle Asia Partners IV, L.P. +, a, e	12/31/24	635,001	862,498
Carlyle Asia Partners V, L.P. +, a, e	12/31/24	2,013,909	1,734,809
Crescent Capital Partners IV, LP +, a, e	09/30/24	200,112	110,588
CVC Capital Partners Asia Pacific III, L.P. +, a, e	12/31/24	1,258,462	252,396
CVC Capital Partners Asia Pacific IV, L.P. +, a, e	12/31/24	1,257,775	1,684,472
Hony Capital Fund VIII (Cayman), L.P. +, a, e	12/31/24	673,531	967,892
KKR Asian Fund III L.P. +, a, e	12/31/24	344,050	426,017
KV Asia Capital Fund I L.P. +, a, e	09/30/24	1	674,173
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	47,555,420	87,718,494
Navis Asia Fund VII, L.P. +, a, e	03/31/25	9,592,875	15,825,394
North Haven Private Equity Asia III, L.P. +, a, e	03/31/25	1	370,393
Primavera Capital Fund III L.P. +, a, e	12/31/24	1,139,379	1,343,598
The Baring Asia Private Equity Fund VII, L.P. +, a, e	12/31/24	3,608,287	4,688,345
Tiara CG Private Equity Fund 2017, L.P. +, a, e	03/31/25	7,037,359	11,516,877
Tiara CG Private Equity Fund 2019, L.P. +, a, e	03/31/25	10,533,073	15,563,736
Tiara CG Private Equity Fund 2019S, L.P. +, a, e	03/31/25	2,497,978	3,685,252
TPG Asia VII (B), L.P. +, a, e	12/07/18	6,828,231	16,781,655
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	1	5,863
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	46,978	1
TRG Growth Partnership II, L.P. +, a, e	07/08/10	1	8,038
Warburg Pincus China L.P. +, a	12/31/24	1,423,261	1,698,909
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	31,458,156	28,797,646
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	5,097,019	4,873,285
Total Asia - Pacific (1.29%)			204,929,628

North America (11.82%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	1,761	—
ACP Investment Fund, L.P. +, a	09/30/24	83,355	131,935
APH Extended Value Fund H LP (US) +, a, e	12/13/24	33,157,420	38,896,638
Apollo Investment Fund IX, L.P. +, a, e	01/01/25	766,918	961,439
Apollo Investment Fund VI, L.P. +, a, e	01/01/25	219,534	316,653
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	60,993	1
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	1	1
Ardian Co-Investment Fund IV +, a, e	12/31/24	1,720,076	3,747,150
Ares Corporate Opportunities Fund V, L.P. +, a, e	01/01/25	1,455,609	1,777,051
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	24,131,817	36,671,432
Arroyo Investors Fund IV, L.P. +, a, e	02/25/25	4,759,715	4,922,307
ASP SEC Exchange Fund II LP +, a, e	09/30/24	3,924,130	13,207,672
August Capital V Special Opportunities, L.P. +, a, e	10/01/24	71,291	70,154
Avenue Golden Continuation Fund PV, L.P. +, a, e	07/29/22	2	10,600,000
Bain Capital Fund VII, L.P. +, a	12/31/24	265,247	666,792
Bain Capital Fund X, L.P. +, a, e	06/30/11	471,221	5,005,407
Bain Capital Fund XI, L.P. +, a, e	12/31/24	366,635	457,834
Bain Capital Fund XII, L.P. +, a, e	12/31/24	681,101	1,072,762
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	1	61,620
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,419,228	1,864,611
Bain Capital VIII Coinvestment Fund, L.P. +, a, e	12/31/15	282	—
BC X Private Investors, L.P. +, a, e	12/31/24	327,077	452,279
BC XI Private Investor, L.P. +, a, e	12/31/24	916,694	1,223,653
Berkshire Fund VIII, L.P. +, a, e	09/03/21	1	9,710,414
Berkshire Fund VIII, L.P. +, a, e	09/30/24	39,775	518,715

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
North America (continued)
Berkshire Fund X-A, L.P. +, a, e	09/03/21	$19,919,256	$24,292,150
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	1	—
Birch Hill Equity Partners (US) IV, LP +, a, e	01/13/25	33,027	125,623
Blackstone Capital Partners IV, L.P. +, a, e	03/31/25	7,263	11,465
Blackstone Capital Partners V, L.P. +, a, e	03/31/25	256	14,293
Blackstone Capital Partners V-S, L.P. +, a, e	03/31/25	—	1
Blackstone Capital Partners VIII +, a, e	03/31/25	2,152,117	2,029,535
BSI II Graduate Co-Invest I L.P. +, a, e	05/29/25	36,342,779	52,000,738
Carlyle Partners V, L.P. +, a, e	12/31/24	416,540	284,799
Carlyle Partners VII, L.P. +, a, e	12/31/24	37,831,242	48,253,685
Carlyle Partners VIII, L.P. +, a, e	03/10/23	4,669,382	6,200,141
Carlyle Syniverse Co-Investment, L.P. +, a	12/31/24	105,536	77,493
CCMP Capital Investors III, L.P. +, a, e	12/31/24	7,517	12,412
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	27,422	145,311
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	2	2
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/31/24	797,604	998,467
Cortec Group Fund V, L.P. +, a, e	09/30/24	1	1
Court Square Capital Partners V +, a, e	12/20/24	—	—
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	1	9,833,313
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	1	52,130
EETF Sidecar, L.P. +, a, e	04/30/21	2	4,550,180
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1	637,925
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	1	1,494,904
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	1,462,697	2,048,174
Energy Capital Partners III, L.P. +, a, e	02/01/21	1	4,999,188
Fengate Everest Continuation Fund L.P. +, a, d, e	06/17/24	20,874,656	27,838,042
FFL Capital Partners IV +, a, e	12/31/24	761,930	1,151,592
FFL Parallel Fund CF, L.P. +, a, e	12/31/24	3,473,332	5,487,649
Frazier Healthcare VI, L.P. +, a	06/30/12	1	1
FS Equity Partners V, L.P. +, a, e	08/07/12	204,488	—
FullBloom +, a	07/17/19	234,811	1
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	65,898,344	99,598,427
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	9,152,724	10,319,449
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	3,387,011	3,640,359
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	1,990,502	2,631,056
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1	1
Genstar IX Opportunities Fund I +, a, e	03/31/24	765,182	1,070,099
Gores Capital Partners III, L.P. +, a, e	01/01/25	41,404	147,219
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	19,775,525	47,009,191
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	15,106,565	60,469,601
Gridiron Energy, LLC +, a	10/01/24	10,237,384	32,950,995
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	1	67,812
Gryphon Partners IV L.P. +, a, e	02/08/16	116,996	15,089,674
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	1	89,356
Icon Partners IV, L.P. +, a, e	05/26/21	33,752,699	38,042,059
Icon Partners V, L.P. +, a, e	12/27/21	79,841,689	106,143,898
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	345,231	1,030,285
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	14,163,763	51,020,453
Insight Venture Partners X, L.P. (Project Solace) +, a, e	04/01/25	9,797,725	12,327,585
Investcorp Technology Partners III (Cayman), L.P. +, a, e	08/19/11	1	1
J.C. Flowers III-B L.P. +, a, e	12/31/24	24,111	40,449
J.C. Flowers IV L.P. +, a, e	12/31/24	688,935	1,042,608
JVP International 2019E, L.P. +, a	12/31/24	1,135,156	1,647,698
JVP Media V, L.P. +, a	12/31/24	704,405	655,622
JVP VII Opportunity, L.P. +, a, e	12/31/24	3,104,956	3,573,504

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
North America (continued)
KKR Americas Fund XII (EEA) L.P. +, a, e	12/31/24	$1,541,880	$2,485,021
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	123,240,366	140,388,523
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	35,914,473	67,286,089
Lee Equity Partners II, L.P. +, a, e	06/30/17	42,179	2,458,305
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	1	2,494,351
LEP Captive Co-Invest II, L.P. +, a	07/01/22	13,651,930	20,314,386
LS Power Equity Partners III Feeder 1, L.P. +, a, e	01/01/25	5,318,388	10,040,792
Madison Dearborn Capital Partners V, L.P. +, a, e	12/31/24	4	4
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	7,119,390	10,277,850
Mainsail Partners III, L.P. +, a, e	09/30/24	346,868	365,515
Marlin Equity III, L.P. +, a, e	09/30/24	24,892	28,846
MidOcean Partners III, L.P. +, a, e	06/30/11	1	1
MidOcean Partners V, L.P. +, a, e	12/31/24	1,233,084	1,354,292
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	13,021	116,411
New Enterprise Associates 14, L.P. +, a, e	10/01/24	3,750,356	5,600,872
New Enterprise Associates 17, L.P. +, a, e	09/30/20	5,902,708	7,253,490
New Mountain Capital V, L.P. +, a, e	12/31/24	336,332	415,797
NewView Capital Fund I, L.P. +, a, e	01/01/25	8,697,292	9,178,826
NGP Natural Resources X, L.P. +, a, e	09/30/24	174,140	277,250
Northgate Growth Fund, L.P. +, a	12/20/19	6,880,500	10,213,380
Northlane Capital Partners II LP +, a, e	12/31/24	318,195	1,649,244
NVP VIII PG, L.P. +, a, e	05/31/19	40,819,028	93,386,751
Oaktree Opportunities Fund Xb, L.P. +, a, e	01/01/25	2,663,924	1,573,251
Onex Partners V LP +, a, e	12/31/24	1,827,005	2,408,027
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP +, a, e	12/31/24	14,549,760	20,020,964
Overbay Capital Partners 2024 Fund Offshore LP +, a, e	12/31/24	13,839,281	17,263,106
Palladium Equity Partners III, L.P. +, a, e	08/02/10	1	1
Performance Direct Investments V, L.P. +, a, e	05/01/25	1,628,266	1,628,266
Performance Venture Capital Reinvestment Fund, L.P. +, a, e	03/12/25	61,099,395	102,694,458
Performance Venture Capital VI, L.P. +, a, e	04/18/25	1,972,099	2,296,324
PlayCore CV, L.P. +, a, e	11/21/24	17,889,606	23,134,999
Providence Equity Partners IV, L.P. +, a, e	01/01/25	1	8,915
Providence Equity Partners V, L.P. +, a, e	06/30/11	404,780	—
Providence Equity Partners VI -A, L.P. +, a, e	01/01/25	14,673	14,336
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	2	4,045
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1	1
PT2, L.P. +, a, e	12/21/21	9,391,702	12,494,204
Redpoint Omega II, L.P. +, a	09/30/24	729,467	1,844,218
Redpoint Ventures IV, L.P. +, a	09/30/24	532,193	746,196
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	44,353,234	66,484,478
Riverstone Global Energy and Power Fund VI, L.P. +, a, e	01/01/25	703,800	508,563
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	388,157	906,809
Samson Partners, L.P. +, a, e	12/21/20	31,364,096	58,948,096
SCP Dragon, L.P. +, a	06/16/25	3,891,463	5,623,234
SCP Shield, L.P. +, a	06/16/25	1,881,276	3,065,991
Sigma Partners 6, L.P. +, a	09/30/24	379,874	654,231
Sigma Partners 7, L.P. +, a	09/30/24	211,205	177,203
Sigma Partners 8, L.P. +, a	09/30/24	358,044	649,307
Silver Lake Partners III, L.P. +, a, e	03/31/13	3	20,094
Silver Lake Partners V, L.P. +, a, e	12/31/24	6,876,143	10,477,108
Silver Lake Partners VI, L.P. +, a, e	03/31/24	40,392,598	46,686,582
SL SPV-1, L.P. +, a	12/01/17	116,073	5
SL SPV-2, L.P. +, a	06/30/10	395	6,304,864
Springcoast Partners I-A, L.P. +, a, e	06/17/25	4,104,052	4,104,052
Sterling Capital Partners IV, L.P. +, a, e	12/01/24	320,943	1

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
North America (continued)
Sterling Partners – Small Market Growth 2009, L.P. +, a, e	12/01/24	$285,021	$597,229
STG IV, L.P. +, a, e	09/30/24	123,084	250,489
Summit Partners Growth Equity Fund IX-B, L.P. +, a, e	12/31/24	918,249	1,023,623
Summit Partners Growth Equity Fund VIII-B, L.P. +, a, e	12/31/24	97,514	110,848
Summit Partners Venture Capital Fund III-B, L.P. +, a, e	12/31/24	176,460	412,400
Sun Capital Partners V, L.P. +, a, e	09/30/13	14,639,947	—
SV Life Sciences Fund IV CF, L.P. +, a, e	12/31/24	3,368,192	3,871,831
SV Life Sciences Fund IV, L.P. +, a, e	12/31/24	22,386	75,703
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	1	49,954
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	1,285,296	3,169,605
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	1	13,803
TA XI, L.P. +, a, e	09/30/24	176,963	820,330
TCV VII (A), L.P. +, a, e	09/30/13	1	1
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. +, a, e	01/01/25	2,783,114	3,713,968
Thomas H. Lee Parallel Fund VII, L.P. +, a, e	01/01/25	981,706	1,299,343
Thomas H. Lee Parallel Fund VIII, L.P. +, a, e	01/01/25	958,497	1,090,342
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	895,011	213,098
TPG Healthcare Partners, L.P. +, a, e	04/01/24	2,798,227	3,280,692
TPG Partners V, L.P. +, a, e	07/11/11	1,066,609	—
TPG Partners VI, L.P. +, a, e	12/31/12	3	221,868
TPG Partners VII, L.P. +, a, e	01/01/25	2,603,989	6,412,873
TPG Partners VIII, L.P. +, a, e	01/01/25	12,690,410	16,052,632
Trident VIII, L.P. +, a, e	09/30/22	21,181,966	30,322,514
Trinity Ventures 2024, L.P. +, a, e	12/20/24	38,779,508	48,677,512
Trivest Fund V, L.P. +, a, e	10/01/24	356,877	836,627
TSCP CV II, L.P. +, a	09/09/24	4,016,292	4,577,107
TSCP CV II, L.P. +, a, e	09/09/24	77,686	42,167
Vector Capital V, L.P. +, a, e	02/26/25	16,526,250	17,189,977
Vector Capital VI, L.P. +, a, e	02/26/25	1,585,379	1,550,483
Vista Equity Partners Fund VII, L.P. +, a, e	04/01/25	8,114,707	9,143,895
Vista Equity Partners Fund VIII, L.P. +, a, e	04/01/25	6,162,362	7,285,958
Vistria Agua CV, L.P. (US) +, a, e	09/30/25	17,800,966	24,224,462
Vistria Fund III, L.P. +, a, e	07/29/19	10,076,545	12,299,642
Vistria Fund IV, L.P. +, a, e	10/01/22	31,554,957	40,120,928
Vistria Fund V, L.P. +, a, e	03/31/23	4,136,937	3,821,925
Warburg Pincus Global Growth, L.P. +, a, e	12/31/24	2,710,961	4,354,660
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1	50,337
Warburg Pincus Private Equity XI, L.P. +, a	01/01/25	146,433	237,630
Warburg Pincus Private Equity XII, L.P. +, a, e	03/31/25	6,142,861	8,703,451
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	27,573	5,082
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	1	28,752,670
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	1,867,634	4,816,059
Total North America (11.82%)			1,879,504,779

Rest of World (0.23%)
Advent Latin American Private Equity Fund V, L.P. +, a, e	10/01/24	562,178	1,066,498
Advent Latin American Private Equity Fund VI-B L.P. +, a, e	03/31/25	7,715,290	9,747,311
Advent Latin American Private Equity Fund VII-A SCSp +, a, e	03/31/25	14,481,798	17,143,784
Carlyle Global Financial Services Partners III, L.P. +, a, e	12/31/24	3,522,650	2,972,895
NG Capital Partners I, L.P. +, a, e	12/31/24	1	—
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	4,137,429	6,289,319
Victoria South American Partners II, L.P. +, a, e	09/30/24	422,104	121,065
Total Rest of World (0.23%)			37,340,872

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
Western Europe (4.01%)
3i Eurofund Vb, L.P. +, a	10/01/14	$3	$184
3i Growth Capital B, L.P. +, a, e	10/01/14	1	1
Abingworth Bioventures III, L.P. +, a, e	09/30/15	1	387
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	1	1
Abingworth Bioventures VI LP +, a, e	10/01/24	163,953	326,302
Advent International GPE IX-A +, a, e	12/31/24	1,965,305	2,520,245
Advent International GPE VI, L.P. +, a, e	10/01/24	110,957	129,598
Advent International GPE VI, L.P. +, a	04/30/11	2,178	318,921
Advent International GPE VII-E, L.P. +, a, e	10/01/24	169,489	366,750
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	302,746	437,238
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, d, e	12/15/23	6,301,277	10,322,178
Apax Europe VI - A, L.P. +, a, e	07/01/11	2	31,703
APAX Europe VII - B, L.P. +, a, e	01/01/25	28,576	55,410
Apax Europe VII - B, L.P. +, a, e	04/30/11	332,524	10,258
Apax IX USD (Feeder) L.P. +, a, e	01/01/25	694,016	1,026,451
Apax VIII - A L.P. +, a, e	01/01/25	408,001	270,431
Apax X USD L.P. +, a, e	01/01/25	1,936,021	2,279,747
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	12,749,518	34,982,523
Astorg V FCPR +, a, e	09/30/24	14,942	1
Astorg V FCPR +, a	09/30/15	1	1
August Capital V, L.P. +, a, e	10/01/24	857,687	735,552
Bain Capital Europe Fund III, L.P. +, a, e	03/31/25	1	1,461
Bain Capital Europe Fund V, SCSp +, a, e	12/31/24	1,109,273	1,787,234
BC European Capital IX, L.P. +, a, e	09/30/14	201,702	1,225,238
BC European Capital X LP +, a, e	12/31/24	937,525	1,594,865
Carlyle Europe Partners II, L.P. +, a, e	12/31/24	60,330	31,435
Carlyle Europe Partners III, L.P. +, a, e	12/31/24	1,924,891	158,926
Carlyle Europe Partners IV, L.P. +, a, e	12/31/24	8,716,159	7,045,747
Carlyle Europe Partners V, L.P. +, a, e	12/31/24	2,204,421	1,505,817
CCP IX L.P. No.2 +, a	09/30/14	1,997,564	2
CD&R Value Building Partners I, L.P. +, a	12/17/21	36,983,904	70,002,171
Charterhouse Capital Partners IX +, a, e	09/30/24	16,749	24,809
Charterhouse Capital Partners X L.P. +, a, e	12/31/24	4,406,901	6,544,200
CVC Capital Partners Pachelbel (A) SCSp +, a, e	12/31/24	1,611,955	2,414,426
CVC Capital Partners VII L.P. +, a, e	12/31/24	10,503,793	15,138,558
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	11,864,005	13,979,070
CVC European Equity Partners III L.P. +, a, e	12/31/24	1	140,181
CVC European Equity Partners V, L.P. +, a, e	12/28/12	1	1
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	33,258,286	67,061,650
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	326,548	445,573
Elvaston Capital Fund V +, a, e	03/31/25	15,712,425	20,817,415
EPIC I-b Fund SLP +, a, e	11/30/20	9,008,050	27,690,043
EQT IX, L.P. (EUR) +, a, e	03/31/25	26,222,012	34,168,252
ESP Golden Bear Europe Fund +, a, e	12/31/16	1	317,997
Eurazeo Capital IV B SCSp +, a, e	12/31/24	6,440,337	7,722,345
F2i III +, a, e	07/01/24	2,490,806	5,327,171
Fourth Cinven Fund, L.P. +, a, e	04/16/10	83,945	637
France Special Situations Fund I FPCI +, a, e	10/01/24	751,333	88,478
G Square Capital I +, a	12/01/24	1,875	2,198
Galileo III FCPR +, a, e	09/30/15	1	31,659
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	1	250,476
HitecVision Asset Solutions, L.P. +, a, e	09/30/24	1	2,741
HitecVision SpringPoint L.P. +, a, e	09/30/24	—	1,462
HitecVision V, L.P. +, a, e	09/30/24	99,185	1,505
HitecVision VI, L.P. +, a, e	09/30/24	1,034,509	1,039,634

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
Western Europe (continued)
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	$1,494,223	$1,371,001
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	10,565,015	21,973,408
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	61,236	183,462
Investindustrial V L.P. +, a, e	09/30/24	1,157,013	903,160
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	1	4,178
KKR European Fund III, L.P. +, a, e	10/01/14	563	2
KKR European Fund III, L.P. (USD) +, a, e	12/31/24	1	22,071
KKR European Fund IV (EEA) L.P. +, a, e	12/31/24	15,692,551	17,142,102
KKR European Fund V (EUR) SCSp +, a, e	12/31/24	3,752,478	4,560,835
L Capital 3 FPCI +, a, e	12/02/24	288,770	466,690
Latour Capital I +, a	12/31/24	71,613	4,245
Living Bridge 5 L.P. +, a, e	10/01/24	313,338	804,275
Montagu III, L.P. +, a, e	12/09/09	72,602	1
Montagu V L.P. +, a, e	12/31/24	2,428,720	3,021,151
Montagu+ SCSp +, a, e	12/06/21	38,226,197	81,556,838
Oaktree European Principal Fund IV Feeder (Cayman), L.P. +, a, e	01/01/25	893,496	1,072,501
PAI Europe VI, L.P. +, a, e	12/31/24	1,882,997	2,387,841
PAI Europe VII-1 +, a, e	12/31/24	360,848	488,814
Permira Europe II, L.P. +, a	11/29/13	77,176	—
Permira Europe III, L.P. +, a	09/30/13	352,692	2,498
Permira Europe III, L.P. +, a, e	01/01/25	30,535	55,044
Permira VI L.P. 1 +, a, e	01/01/25	2,001,586	2,167,293
Permira VII L.P. +, a, e	01/01/25	34,480,692	47,112,510
Permira VIII SCSp +, a, e	03/30/25	14,505,973	16,978,152
Piper Private Equity Fund V L.P. +, a, e	10/01/24	179,134	16,481
Prime Ventures IV C.V. +, a, e	09/30/24	815,255	1,888,345
PSC III G, LP +, a, e	12/31/24	4,454,538	5,091,060
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	22,713,138	25,217,688
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	103,961	1
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	12/31/24	955,092	2,538,309
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	17,406,141	35,941,324
Summit Partners Europe Private Equity Fund, L.P. +, a, e	03/31/25	1	1
TDR Capital III ‘B’ L.P. +, a, e	10/01/24	2,336,090	2,997,486
The Seventh Cinven Fund, L.P. +, a, e	12/31/24	7,788,420	10,987,173
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	3,668,622	4,458,648
Trilantic Europe VI SCSp +, a, e	12/10/20	4,166,613	3,714,565
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	1,037,219	1,851,549
WPEF V Feeder LP +, a, e	01/01/25	73,398	138,149
Total Western Europe (4.01%)			637,496,110

Total Secondary Investments (17.35%)		$1,773,511,079	$2,759,271,389

Primary Investments *, c (14.67%)
Asia - Pacific (0.91%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	414,420	535,800
Baring Asia Private Equity Fund IX, L.P. +, a, e	03/26/25	—	—
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1	222,237
BGH Capital Fund I +, a, e	03/01/18	14,035,889	20,247,051
BGH Capital VCLP II +, a, e	02/01/22	1,197,454	809,258
CPEChina Fund III, L.P. +, a, e	03/28/18	17,547,774	33,681,215
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	796,404	939,150
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	6,849,326	8,134,910
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,634,657	2,203,205
J-STAR No.4-C, L.P. +, a, e	08/02/19	1,746,759	13,360,192
J-STAR No.5-B, L.P. +, a, e	02/28/22	4,431,673	4,775,634

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
Asia - Pacific (continued)
Kedaara Capital Growth Fund IV +, a, e	04/03/24	$388,233	$318,805
Kedaara Capital III Limited +, a, e	06/17/21	6,493,929	7,315,456
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,075,000	5,336,694
Primavera Capital Fund III L.P. +, a, e	05/09/18	7,770,937	11,292,640
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	7,098,837	5,519,445
Southern Capital Fund IV L.P. +, a, e	01/26/18	5,515,189	5,621,262
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	649,302	7,881,227
Tiara CG Private Equity Fund 2024, L.P. +, a, e	11/29/24	45,841	22,411
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	7,680,054	9,084,789
Trustbridge Partners VI, L.P. +, a, e	04/12/18	7,308,305	7,877,139
Total Asia - Pacific (0.91%)			145,178,520

North America (8.57%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,136,550	3,244,699
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,359,150	3,703,050
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	12,610,227	28,809,223
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	533,032	572,960
Apollo Investment Fund IX, L.P +, a, e	06/01/17	14,174,913	33,744,898
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	1	2,322,792
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1	1,497,593
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	5,448,014	8,961,433
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,913,353	3,042,169
Avista Capital Partners II, L.P. +, a, e	01/01/14	94,819	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	1	16,136,726
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	16,835,234	19,428,348
Bain Capital Fund XIV, L.P. +, a, e	04/01/25	—	—
Barings Transportation Fund, L.P. +, a, e	09/23/21	6,282,518	11,418,861
Berkshire Fund IX, L.P. +, a, e	03/18/16	4,689,898	14,467,969
Berkshire Fund XI-TE, L.P. +, a, e	01/19/24	488,779	225,537
Caltius Partners V-A, L.P. +, a, e	12/02/14	1,001,535	6,157,830
Carlyle Partners VII, L.P. +, a, e	11/29/17	34,344,244	53,810,733
Carlyle Partners VIII, L.P. +, a, e	09/10/21	5,524,382	5,953,427
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	988,701	1,140,691
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	1	4,684,260
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	1	17,706,875
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	17,378,069	19,806,881
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	8,905,003	12,016,714
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	1	25,871,935
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	14,325,635	21,038,972
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	11,006,401	12,355,488
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	1,677,269	1,400,035
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	1	146,486
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	1,417,065	1,064,883
ECP V, LP +, a, e	08/19/22	4,872,070	5,573,282
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	10,473,534	13,727,483
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	—	—
Genstar AMBA CV, L.P. +, a	04/01/23	379,963	617,458
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	2,187,325	23,304,414
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1	205,307
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	33,727	5,678,585
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	121,239	33,219,857
Genstar Capital Partners X, L.P. +, a, e	04/01/21	10,497,384	11,420,304
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	759,600	822,748
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,271,091	2,830,915
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	985,464	1,090,090

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
North America (continued)
GI Data Infrastructure Fund II LP +, a, d, e	01/27/23	$2,606,932	$2,787,760
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	1	5,351,315
Green Equity Investors IX, L.P. +, a, e	03/01/22	10,051,825	11,729,676
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	22,380,582	37,086,415
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	2,605,805	7,706,706
Gryphon Partners V, L.P. +, a, e	02/23/18	3,550,731	9,633,861
Gryphon Partners VI, L.P. +, a, e	12/17/20	9,150,036	10,510,737
Harvest Partners IX, L.P. +, a, e	09/24/21	6,341,880	6,824,155
Harvest Partners VII, L.P. +, a, e	12/14/15	881,952	9,848,866
Harvest Partners VIII, L.P. +, a, e	12/19/18	9,552,075	20,551,032
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	1	1
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	13,269,514	15,018,542
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	7,690	7,690
HGGC Fund IV, L.P. +, a, e	04/08/22	1,140,494	2,541,867
Icon Partners IV, L.P. +, a, e	09/01/21	5,754,300	6,487,513
Icon Partners V, L.P. +, a, e	12/27/21	7,845,849	10,433,496
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	1,685,162	2,184,730
Insight Partners XIII, L.P. +, a, e	06/28/24	3,397,509	3,634,155
Insight Venture Partners X, L.P. +, a, e	07/06/18	1	11,809,845
Insight Venture Partners XI, L.P. +, a, e	12/17/19	4,464,849	7,923,424
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	6,729,777	7,102,197
Jade Equity Investors II, L.P. +, a, e	03/01/22	922,767	1,087,082
K6 Private Investors, L.P. +, a, e	06/28/24	—	—
Khosla Ventures IX, L.P. +, a, e	07/03/25	274,400	274,400
Khosla Ventures Opportunity III, L.P. +, a, e	07/03/25	203,200	203,200
Khosla Ventures Seed G, L.P. +, a, e	07/03/25	114,000	114,000
Khosla Ventures VIII, L.P. +, a, e	01/06/23	1,390,861	1,629,464
KKR Americas Fund XII L.P. +, a, e	01/31/18	2,141,415	31,201,729
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,787,313	2,066,865
KKR North America Fund XI, L.P. +, a, e	02/01/12	1	3,268,005
KKR North America Fund XIII, SCSP +, a, e	04/06/21	8,635,139	10,323,412
KKR North America Fund XIV +, a, e	12/19/24	—	—
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	7,942,500	13,156,569
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	3,022,500	3,132,437
KLEINER PERKINS XXI, LLC +, a, e	06/28/24	2,762,500	2,833,607
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	15,535,018	27,621,836
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	5,508,972	24,858,911
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	340,405	370,931
Lee Equity Partners IV, L.P. +, a, e	06/28/24	7,249,308	6,829,218
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	796,703	17,874,515
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	4,471,898	6,410,023
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,825,000	3,162,330
Lux Total Opportunities, L.P. +, a, e	05/28/21	3,468,750	4,112,321
Lux Ventures VII, L.P. +, a, e	05/28/21	968,750	1,599,981
Lux Ventures VIII, L.P. +, a, e	04/03/23	2,572,680	3,226,686
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	6,729,792	9,742,040
Mayfield Select III, L.P. +, a, e	05/01/23	287,500	283,177
Mayfield XVII, L.P. +, a, e	05/01/23	272,501	333,776
Nautic Partners IX-A, L.P. +, a, e	03/12/19	2,675,952	8,812,088
Nautic Partners VII-A, L.P. +, a, e	06/27/14	357,845	1,995,009
Nautic Partners X-A, L.P. +, a, e	07/19/21	8,868,728	11,495,078
Nautic Partners XI-A, L.P. +, a, e	06/21/24	2,089,595	2,089,595
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	2,961,000	3,112,230
New Enterprise Associates 14, L.P. +, a, e	05/04/12	1	6,917,825
New Enterprise Associates 17, L.P. +, a, e	06/06/19	7,537,707	9,824,775

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
North America (continued)
New Enterprise Associates 18, L.P. +, a, e	12/22/21	$1,940,596	$2,993,020
New Mountain Capital V, L.P. +, a, e	06/29/17	172,601	14,885,032
New Mountain Partners VI, L.P. +, a, e	10/16/20	16,593,470	25,502,902
New Mountain Partners VII, L.P. +, a, e	04/06/23	2,073,216	2,290,249
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	1	9,136,733
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	476,156	442,137
Novacap International Technologies VII L.P. +, a, e	05/30/25	—	—
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	1	63,440
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	18,476,515	34,281,492
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	3,017,140	3,636,086
Pamlico Capital V, L.P. +, a, e	02/03/20	4,709,377	5,060,833
Pamlico Capital VI, L.P. +, a, e	12/17/24	—	—
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1	663,541
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	6,300,761	7,312,266
Silver Lake Partners IV, L.P. +, a, e	07/30/12	1	11,907,761
Silver Lake Partners V, L.P. +, a, e	03/31/17	17,836,985	46,208,492
Silver Lake Partners VI, L.P. +, a, e	06/04/20	6,116,349	8,005,028
Silver Lake Partners VII, L.P. +, a, e	05/26/22	5,161,366	6,332,852
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	5,940,750	9,766,011
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	1,200,000	1,164,316
Spark Capital VII, L.P. +, a, e	10/14/21	2,660,000	3,888,202
Spark Capital VIII, L.P. +, a, e	02/29/24	370,000	363,348
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	20,183	3,514,412
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	2,576,150	2,648,037
Summit Partners Growth Equity Fund XII, L.P. +, a, e	10/01/24	—	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,701,875	2,859,908
TA XIII-B, L.P. +, a, e	05/02/19	4,012,500	18,553,451
TA XIV-B, L.P. +, a, e	05/27/21	9,545,000	11,883,067
TCV X, L.P. +, a, e	08/31/18	3,325,954	16,696,823
TCV XI (A), L.P. +, a, e	10/02/20	8,689,126	10,143,408
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	1	3,510,634
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	1	6,213,376
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	12,567,515	12,305,520
TPG Partners IX, L.P. +, a, e	12/23/22	1,531,428	1,682,825
TPG Partners VII, L.P. +, a, e	03/01/16	1	2,694,937
TPG Partners VIII, L.P. +, a, e	01/31/19	6,811,093	11,871,538
Trident IX, L.P. +, a, e	11/19/21	14,038,927	18,923,856
Trident VII, L.P. +, a, e	09/22/16	1,193,097	39,330,847
Trident VIII, L.P. +, a, e	04/05/19	12,980,418	24,495,620
Trident X, L.P. +, a, e	06/24/24	—	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	17,960,923	22,264,719
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	17,310,960	21,575,723
Vistria Fund II, L.P. +, a, e	12/19/17	1,056,701	12,317,292
Vistria Fund III, L.P. +, a, e	06/19/19	10,076,545	12,299,642
Vistria Fund IV, L.P. +, a, e	03/31/21	11,153,672	14,404,956
Vistria Fund V, L.P. +, a, e	10/31/23	482,769	578,904
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	6,568,317	8,608,141
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	4,068,015	10,979,983
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	1	7,354,682
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	6,723,483	17,337,812
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	2,550,659	2,621,088
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	9,148,474	10,421,804
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	10,434	2,915,466
Total North America (8.57%)			1,363,271,222

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
Rest of World (0.50%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	$1	$6,665,156
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,737,450	3,256,011
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	38,916,723	69,936,939
Total Rest of World (0.50%)			79,858,106

Western Europe (4.69%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	6,994,215	8,942,274
Advent International GPE IX-C, L.P. +, a, e	05/31/19	14,762,044	28,024,988
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1	1,011,653
Advent International GPE VIII-C, L.P +, a, e	03/22/16	1	6,259,097
Advent International GPE X (USD) +, a, e	05/31/22	10,078,257	13,175,104
Advent International GPE XI-C SCSp +, a, e	06/20/25	—	—
Apax X USD L.P. +, a, e	07/16/19	16,676,813	22,992,922
APAX XI USD L.P. +, a, e	06/30/22	9,388,385	9,959,358
Astorg Mid-Cap +, a, e	02/22/21	4,736,829	5,109,075
Astorg VI, FCPI +, a, e	06/30/16	1	3,825,404
Astorg VIII S.à.r.l. +, a, e	12/17/21	9,499,003	11,321,358
Axcel VI K/S +, a, e	02/21/20	11,584,808	25,744,405
Axcel VII K/S +, a, e	05/17/23	466,435	651,628
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	1	2,293,099
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	2,439,837	2,914,066
BC Partners XI, L.P. +, a, e	12/15/21	21,581,509	27,667,900
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	3,926,603	3,286,852
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	1	17,189
Capvis Equity V L.P. +, a, e	01/17/18	12,151,341	23,430,718
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	1	1
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,043,743	6,465,180
CD&R Value Building Partners I, L.P. +, a	12/17/21	4,595,805	8,707,268
Charterhouse Capital Partners XI +, a, e	11/26/21	5,250,539	6,939,340
CVC Capital Partners IX L.P. +, a, e	05/12/23	135,780	157,988
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	39,622	6,331,749
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	2,006,835	2,535,887
DPE Deutschland IV +, a, e	08/24/20	4,206,974	5,321,253
Egeria Private Equity Fund VI Coöperatief U.A. +, a, e	04/14/25	2,907,432	2,976,721
EPIC Fund III, SLP +, a, e	06/25/24	4,754,403	4,250,381
EQT IX, L.P. (USD) +, a, e	05/15/20	14,916,246	22,535,913
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	1	12,617,286
EQT X, L.P. (USD) +, a, e	04/28/22	12,481,787	13,515,816
Exponent Private Equity Partners V, L.P. +, a, e	06/28/24	4,741,913	5,376,967
Gilde Buy-Out Fund VI +, a, e	06/28/19	20,131,969	25,627,653
Graphite Capital Partners IX L.P. +, a, e	04/11/18	10,169,742	13,719,492
Hg Genesis 10 L.P. +, a, e	04/14/22	5,570,761	6,510,581
Hg Genesis 11 L.P. +, a, e	09/18/25	—	—
Hg Mercury 4 L.P. +, a, e	01/12/23	3,043,377	3,546,170
Hg Mercury 5 L.P. +, a, e	09/18/25	—	—
Hg Saturn 3 L.P. +, a, e	02/25/22	12,589,286	16,672,576
Hg Saturn 4 L.P. +, a, e	03/01/25	—	—
Hg Saturn I L.P. +, a, e	06/28/18	1	13,778,227
HgCapital 8 L.P. +, a, e	12/19/16	1	14,806,315
HgCapital Mercury 2 +, a, e	02/15/17	1	14,364,252
Impilo Healthcare AB +, a, e	02/28/25	—	—
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	1	26,174,498
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	17,903,905	31,052,034
KKR European Fund VI (USD) +, a, e	11/01/21	16,134,901	15,003,930
Livingbridge 7 L.P. +, a, e	09/04/20	12,669,087	13,462,219

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Cost	Fair Value
Western Europe (continued)
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	$12,270,958	$22,560,602
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	6,900,441	8,739,061
Nordic Capital Evolution II +, a, e	12/14/24	—	—
Nordic Capital IX, L.P. +, a, e	07/18/17	12,416,891	39,413,996
Nordic Capital X, L.P. +, a, e	09/30/20	15,071,651	25,336,872
Nordic Capital XI, L.P. +, a, e	05/01/22	19,112,165	23,423,383
Nordic Capital XII, L.P. +, e	08/05/25	—	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	5,646,414	7,360,895
Oakley Capital Private Equity Fund VI +, a, e	12/17/24	243,774	137,089
PAI Europe VI-1, L.P. +, a, e	03/12/15	1	3,615,609
PAI Partners VIII-1 SCSp +, a, e	05/12/22	11,878,157	14,327,238
Permira VII L.P. +, a, e	06/21/19	22,553,840	32,322,612
Permira VIII SCSp +, a, e	02/10/22	15,572,506	18,851,560
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/30/24	4,046,988	3,713,697
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	6,949,788	7,344,567
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	1	3,556,561
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	4,096,931	4,430,846
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	2,413,666	2,365,895
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	23,051,913	34,604,547
Vitruvian Investment Partnership V +, a, e	10/07/22	4,037,303	3,945,193
Total Western Europe (4.69%)			745,127,010

Total Primary Investments (14.67%)		$1,268,175,113	$2,333,434,858

Total Private Equity Investments (Cost $10,258,609,838)(96.70%)			$15,378,418,311

Total Investments (Cost $12,120,772,194)(108.80%)			17,303,543,787

Cash Equivalents	Interest Rate	Units	Cost	Fair Value
BlackRock Liquidity Funds - Treasury Trust Fund	4.36%	188,543,213	188,543,213	$188,543,213
Total Cash Equivalents (1.19%)				188,543,213

Total Investments and Cash Equivalents (Cost $12,309,315,407)(109.99%)				$17,492,087,000

Other Assets in Excess of Liabilities ((9.99)%)				(1,588,348,494)

Net Assets[g] (100.00%)				$15,903,738,506

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to “qualified institutional buyers” in accordance with Rule 144(a)(1) under the Securities Act). At September 30, 2025, the aggregate value of these securities is $189,456,781 or 1.19% of the Fund’s net assets.

#	As of September 30, 2025, 1 month EURIBOR was 1.93%.

##	As of September 30, 2025, 3 month EURIBOR was 2.03%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

###	As of September 30, 2025, 6 month EURIBOR was 2.10%.

####	As of September 30, 2025, 12 month EURIBOR was 2.19%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2025, 1 month Bank Bill Swap Rate was 3.54%.

††	As of September 30, 2025, 3 month Bank Bill Swap Rate was 3.58%.

>	As of September 30, 2025, 1 month Sterling Overnight Interbank Average Rate was 3.97%.

>>	As of September 30, 2025, 3 month Sterling Overnight Interbank Average Rate was 4.07%.

>>>	As of September 30, 2025, 6 month Sterling Overnight Interbank Average Rate was 4.31%.

[v]	As of September 30, 2025, 1 month Secured Overnight Financing Rate was 4.13%.

vv	As of September 30, 2025, 3 month Secured Overnight Financing Rate was 3.98%.

vvv	As of September 30, 2025, 6 month Secured Overnight Financing Rate was 3.85%.

vvvv	As of September 30, 2025, 12 month Secured Overnight Financing Rate was 3.66%.

a

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $15,378,418,311, or 96.70% of net assets. Total aggregated cost of restricted securities as of September 30, 2025 was $10,258,609,838.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at September 30, 2025.

g	Net Assets include $750,232,197 of Repurchase amounts payable for tender offers.

A summary of outstanding financial instruments at September 30, 2025 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 22, 2025	BNY Mellon		$24,053,174	zl	90,000,000	$24,833,803	$(780,629)
October 22, 2025	BNY Mellon		$53,539,059	Fr.	42,000,000	$53,022,090	$516,969
October 22, 2025	BNY Mellon	Fr.	60,000,000		$75,745,717	$75,745,843	$126
October 22, 2025	BNY Mellon	zl	90,000,000		$24,834,931	$24,833,803	$(1,128)
October 22, 2025	Bank of America		$22,290,177	Fr.	18,000,000	$22,723,753	$(433,576)
October 22, 2025	Bank of America		$5,512,962	zl	20,000,000	$5,518,623	$(5,661)
October 22, 2025	Bank of America		$19,295,366	zl	70,000,000	$19,315,180	$(19,814)
October 22, 2025	Bank of America	zl	90,000,000		$24,833,718	$24,833,803	$85
October 22, 2025	Barclays		$11,534,303		€10,000,000	$11,734,503	$(200,200)
October 22, 2025	Barclays		$92,274,424		€80,000,000	$93,876,023	$(1,601,599)
October 22, 2025	Barclays		€42,500,000		$49,740,385	$49,871,637	$131,252
October 22, 2025	Barclays		€42,500,000		$49,740,385	$49,871,637	$131,252
October 22, 2025	Barclays		$29,310,160		€25,000,000	$29,336,257	$(26,097)
October 22, 2025	Barclays		$46,836,476		€40,000,000	$46,938,012	$(101,536)
October 22, 2025	Barclays		$70,209,114		€60,000,000	$70,407,017	$(197,903)
October 22, 2025	Barclays		€70,000,000		$82,270,083	$82,141,520	$(128,563)
October 22, 2025	Barclays		€60,000,000		$70,543,656	$70,407,017	$(136,639)
October 29, 2025	BNY Mellon		$2,672,256	zl	10,000,000	$2,758,282	$(86,026)
October 29, 2025	BNY Mellon		$21,392,010	zl	80,000,000	$22,066,252	$(674,242)
October 29, 2025	BNY Mellon		$25,517,169	Fr.	20,000,000	$25,269,464	$247,705
October 29, 2025	BNY Mellon		$35,726,316	Fr.	28,000,000	$35,377,250	$349,066

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 29, 2025	BNY Mellon		$15,074,733	Fr.	12,000,000	$15,161,678	$(86,945)
October 29, 2025	BNY Mellon	Fr.	60,000,000		$75,807,540	$75,808,393	$853
October 29, 2025	BNY Mellon	zl	90,000,000		$24,826,025	$24,824,534	$(1,491)
October 29, 2025	BNY Mellon		€60,000,000		$70,568,580	$70,565,058	$(3,522)
October 29, 2025	Bank of America		$5,511,643	zl	20,000,000	$5,516,563	$(4,920)
October 29, 2025	Bank of America		$5,511,860	zl	20,000,000	$5,516,563	$(4,703)
October 29, 2025	Bank of America	zl	40,000,000		$11,032,912	$11,033,126	$214
October 29, 2025	Barclays		$17,577,879		£13,000,000	$17,572,595	$5,284
October 29, 2025	Barclays		$80,756,669		€70,000,000	$82,325,901	$(1,569,232)
October 29, 2025	Barclays		€10,000,000		$11,759,936	$11,760,843	$907
October 29, 2025	Barclays		£13,000,000		$17,572,585	$17,572,595	$10
November 12, 2025	BNY Mellon		$24,799,571	zl	90,000,000	$24,704,655	$94,916
November 12, 2025	Bank of America		$8,432,479	zl	30,800,000	$8,454,482	$(22,003)
November 12, 2025	Bank of America		$16,176,467	zl	59,200,000	$16,250,173	$(73,706)
November 12, 2025	Bank of America		€27,500,000		$32,668,870	$32,418,406	$(250,464)
November 12, 2025	Barclays		$81,710,238		£60,000,000	$80,608,911	$1,101,327
November 12, 2025	Barclays		$76,666,225	Fr.	60,000,000	$75,647,426	$1,018,799
November 12, 2025	Barclays		$32,303,254		€27,500,000	$32,418,406	$(115,152)
November 12, 2025	Nomura International PLC		$70,281,000		€60,000,000	$70,731,068	$(450,068)
November 12, 2025	Nomura International PLC		€30,000,000		$35,241,000	$35,365,534	$124,534
November 12, 2025	Nomura International PLC		€30,000,000		$35,241,000	$35,365,534	$124,534
November 26, 2025	BNY Mellon		$2,755,149	zl	10,000,000	$2,744,324	$10,825
November 26, 2025	BNY Mellon		$12,797,576	Fr.	10,000,000	$12,627,659	$169,917
November 26, 2025	BNY Mellon		$24,602,768	zl	90,000,000	$24,698,918	$(96,150)
November 26, 2025	Bank of America		$22,045,205	zl	80,000,000	$21,954,593	$90,612
November 26, 2025	Bank of America		€10,000,000		$11,888,760	$11,789,168	$(99,592)
November 26, 2025	Barclays		$64,013,356	Fr.	50,000,000	$63,138,294	$875,062
November 26, 2025	Barclays		$81,522,036		£60,000,000	$80,609,226	$912,810
November 26, 2025	Barclays		$82,310,662		€70,000,000	$82,524,174	$(213,512)
November 26, 2025	Barclays		€30,000,000		$35,418,210	$35,367,503	$(50,707)
November 26, 2025	Barclays		€30,000,000		$35,418,210	$35,367,503	$(50,707)
November 26, 2025	Nomura International PLC		$70,332,000		€60,000,000	$70,735,006	$(403,006)
November 26, 2025	Nomura International PLC		€30,000,000		$35,268,000	$35,367,503	$99,503
November 26, 2025	Nomura International PLC		€30,000,000		$35,268,000	$35,367,503	$99,503
December 10, 2025	BNY Mellon		$73,219,380	Fr.	58,000,000	$73,350,720	$(131,340)
December 10, 2025	Bank of America		$24,657,811	zl	90,000,000	$24,691,174	$(33,363)
December 10, 2025	Bank of America		$24,659,007	zl	90,000,000	$24,691,174	$(32,167)
December 10, 2025	Bank of America		€4,000,000		$4,759,268	$4,688,667	$(70,601)
December 10, 2025	Barclays		$81,506,154		£60,000,000	$80,608,153	$898,001
December 10, 2025	Barclays		$64,665,865		€55,000,000	$64,469,173	$196,692
December 10, 2025	Barclays		$17,616,615		€15,000,000	$17,582,502	$34,113
December 10, 2025	Barclays		$70,739,328		€60,000,000	$70,330,007	$409,321
December 10, 2025	Barclays		€63,000,000		$74,958,534	$73,846,507	$(1,112,027)
December 10, 2025	Barclays		€63,000,000		$74,958,534	$73,846,507	$(1,112,027)
December 10, 2025	ING Barings (U.S.) Capital Markets		$91,941,856		€80,000,000	$93,773,342	$(1,831,486)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
December 10, 2025	ING Barings (U.S.) Capital Markets	$99,189,180		€85,700,000	$100,454,693	$(1,265,513)
December 10, 2025	ING Barings (U.S.) Capital Markets	€85,700,000		$99,900,490	$100,454,693	$554,203
December 10, 2025	ING Barings (U.S.) Capital Markets	€80,000,000		$93,256,000	$93,773,342	$517,342
December 10, 2025	Nomura International PLC	$56,813,913		€50,700,000	$59,428,856	$(2,614,943)
December 10, 2025	Nomura International PLC	$39,238,850		€35,000,000	$41,025,837	$(1,786,987)
December 10, 2025	Nomura International PLC	€85,700,000		$99,259,454	$100,454,693	$1,195,239
December 17, 2025	Bank of America	$16,192,228	zl	59,200,000	$16,238,052	$(45,824)
December 17, 2025	Bank of America	$24,582,487	zl	90,000,000	$24,686,228	$(103,741)
December 17, 2025	Bank of America	€7,000,000		$8,331,610	$8,331,199	$(411)
December 17, 2025	Barclays	$81,527,688		£60,000,000	$80,607,115	$920,573
December 17, 2025	Barclays	$82,448,723		€70,000,000	$83,311,995	$(863,272)
December 17, 2025	Barclays	€63,000,000		$74,984,238	$74,980,795	$(3,443)
January 21, 2026	BNY Mellon	$24,787,495	zl	90,000,000	$24,669,262	$118,233
January 21, 2026	BNY Mellon	$76,529,441	Fr.	60,000,000	$76,251,594	$277,847
January 21, 2026	Bank of America	$24,785,762	zl	90,000,000	$24,669,262	$116,500
January 21, 2026	Bank of America	€63,000,000		$75,126,164	$75,121,650	$(4,514)
January 21, 2026	Bank of America	€7,000,000		$8,347,351	$8,346,850	$(501)
January 21, 2026	Barclays	$82,686,044		€70,000,000	$83,468,500	$(782,456)
January 28, 2026	BNY Mellon	$76,585,707	Fr.	60,000,000	$76,309,716	$275,991
January 28, 2026	BNY Mellon	$70,921,380		€60,000,000	$71,568,126	$(646,746)
January 28, 2026	BNY Mellon	$24,778,514	zl	90,000,000	$24,665,878	$112,636
January 28, 2026	Bank of America	$11,011,112	zl	40,000,000	$10,962,613	$48,499
January 28, 2026	Bank of America	€7,000,000		$8,350,275	$8,349,615	$(660)
January 28, 2026	Barclays	$11,818,691		€10,000,000	$11,928,021	$(109,330)
January 28, 2026	Barclays	$17,568,461		£13,000,000	$17,461,255	$107,206
January 28, 2026	Barclays	€63,000,000		$75,150,999	$75,146,532	$(4,467)
March 11, 2026	ING Barings (U.S.) Capital Markets	$92,447,536		€80,000,000	$94,779,196	$(2,331,660)
March 11, 2026	ING Barings (U.S.) Capital Markets	€80,000,000		$94,577,800	$94,779,196	$201,396
March 11, 2026	Macquarie Bank Limited	$50,144,475		€42,500,000	$50,351,448	$(206,973)
March 11, 2026	Macquarie Bank Limited	$50,144,475		€42,500,000	$50,351,448	$(206,973)
March 11, 2026	Macquarie Bank Limited	€85,000,000		$100,962,745	$100,702,896	$(259,849)
March 11, 2026	Morgan Stanley & Co International PLC	$8,828,145		€7,500,000	$8,885,550	$(57,405)
March 11, 2026	Morgan Stanley & Co International PLC	$51,564,756		€43,750,000	$51,832,373	$(267,617)
March 11, 2026	Morgan Stanley & Co International PLC	$51,564,756		€43,750,000	$51,832,373	$(267,617)
March 11, 2026	Morgan Stanley & Co International PLC	€15,000,000		$17,805,265	$17,771,099	$(34,166)
March 11, 2026	Morgan Stanley & Co International PLC	€85,000,000		$100,910,164	$100,702,896	$(207,268)
March 11, 2026	Nomura International PLC	$62,576,165		€55,700,000	$65,990,015	$(3,413,850)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 11, 2026	Nomura International PLC	$23,268,870	€20,700,000	$24,524,117	$(1,255,247)
March 11, 2026	Nomura International PLC	$11,228,500	€10,000,000	$11,847,399	$(618,899)
March 11, 2026	Nomura International PLC	€81,400,000	$96,214,800	$96,437,832	$223,032
June 10, 2026	Goldman Sachs International	$8,392,139	€7,000,000	$8,313,985	$78,154
June 10, 2026	Goldman Sachs International	$11,988,770	€10,000,000	$11,877,122	$111,648
June 10, 2026	Goldman Sachs International	$8,392,139	€7,000,000	$8,313,985	$78,154
June 10, 2026	Goldman Sachs International	$8,392,139	€7,000,000	$8,313,985	$78,154
June 10, 2026	Goldman Sachs International	$4,795,508	€4,000,000	$4,750,849	$44,659
June 10, 2026	Goldman Sachs International	$32,969,118	€27,500,000	$32,662,086	$307,032
June 10, 2026	ING Barings (U.S.) Capital Markets	$92,853,800	€80,000,000	$95,016,976	$(2,163,176)
June 10, 2026	Macquarie Bank Limited	$100,073,050	€85,000,000	$100,955,537	$(882,487)
June 10, 2026	Morgan Stanley & Co International PLC	$56,168,760	€47,500,000	$56,416,330	$(247,570)
June 10, 2026	Morgan Stanley & Co International PLC	$56,182,345	€47,500,000	$56,416,330	$(233,985)
June 10, 2026	Nomura International PLC	$45,076,000	€40,000,000	$47,508,488	$(2,432,488)
June 10, 2026	Nomura International PLC	$51,526,979	€45,700,000	$54,278,448	$(2,751,469)
June 10, 2026	Nomura International PLC	$35,583,000	€30,000,000	$35,631,366	$(48,366)
September 9, 2026	Goldman Sachs International	$75,762,351	€63,000,000	$75,100,161	$662,190
September 9, 2026	ING Barings (U.S.) Capital Markets	$93,260,776	€80,000,000	$95,365,284	$(2,104,508)
September 9, 2026	Macquarie Bank Limited	$100,480,200	€85,000,000	$101,325,614	$(845,414)
September 9, 2026	Morgan Stanley & Co International PLC	$56,412,230	€47,500,000	$56,623,137	$(210,907)
September 9, 2026	Morgan Stanley & Co International PLC	$56,426,532	€47,500,000	$56,623,137	$(196,605)
September 9, 2026	Nomura International PLC	$62,872,768	€55,700,000	$66,398,079	$(3,525,311)
September 9, 2026	Nomura International PLC	$17,735,505	€15,700,000	$18,715,437	$(979,932)
September 9, 2026	Nomura International PLC	$16,950,450	€15,000,000	$17,880,991	$(930,541)
September 9, 2026	Nomura International PLC	$35,706,000	€30,000,000	$35,761,982	$(55,982)
December 2, 2026	Goldman Sachs International	$75,945,051	€63,000,000	$75,355,692	$589,359
December 2, 2026	ING Barings (U.S.) Capital Markets	$93,487,960	€80,000,000	$95,689,768	$(2,201,808)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
December 2, 2026	Macquarie Bank Limited	$100,839,886	€85,000,000	$101,670,378	$(830,492)
December 2, 2026	Morgan Stanley & Co International PLC	$56,592,198	€47,500,000	$56,815,799	$(223,601)
December 2, 2026	Morgan Stanley & Co International PLC	$56,590,773	€47,500,000	$56,815,799	$(225,026)
December 2, 2026	Nomura International PLC	$93,757,943	€85,700,000	$102,507,664	$(8,749,721)
December 2, 2026	Nomura International PLC	$35,805,000	€30,000,000	$35,883,663	$(78,663)
March 10, 2027	Goldman Sachs International	$76,143,501	€63,000,000	$75,638,413	$505,088
March 10, 2027	ING Barings (U.S.) Capital Markets	$93,825,448	€80,000,000	$96,048,778	$(2,223,330)
March 10, 2027	Macquarie Bank Limited	$83,361,278	€70,000,000	$84,042,681	$(681,403)
March 10, 2027	Macquarie Bank Limited	$17,873,400	€15,000,000	$18,009,146	$(135,746)
March 10, 2027	Morgan Stanley & Co International PLC	$56,795,902	€47,500,000	$57,028,962	$(233,060)
March 10, 2027	Morgan Stanley & Co International PLC	$56,798,291	€47,500,000	$57,028,962	$(230,671)
March 10, 2027	Morgan Stanley & Co International PLC	$36,031,260	€30,000,000	$36,018,292	$12,968
March 10, 2027	Nomura International PLC	$96,847,488	€86,400,000	$103,732,681	$(6,885,193)
June 16, 2027	Goldman Sachs International	$76,316,751	€63,000,000	$75,872,688	$444,063
June 16, 2027	ING Barings (U.S.) Capital Markets	$102,532,637	€85,700,000	$103,210,942	$(678,305)
June 16, 2027	ING Barings (U.S.) Capital Markets	$95,697,080	€80,000,000	$96,346,271	$(649,191)
June 16, 2027	Macquarie Bank Limited	$83,694,506	€70,000,000	$84,302,987	$(608,481)
June 16, 2027	Macquarie Bank Limited	$17,938,350	€15,000,000	$18,064,926	$(126,576)
June 16, 2027	Morgan Stanley & Co International PLC	$56,980,183	€47,500,000	$57,205,598	$(225,415)
June 16, 2027	Morgan Stanley & Co International PLC	$56,979,689	€47,500,000	$57,205,598	$(225,909)
June 16, 2027	Nomura International PLC	$35,995,500	€30,000,000	$36,129,851	$(134,351)
September 15, 2027	Goldman Sachs International	$76,474,251	€63,000,000	$76,094,352	$379,899
September 15, 2027	ING Barings (U.S.) Capital Markets	$96,307,240	€80,000,000	$96,627,748	$(320,508)
September 15, 2027	Macquarie Bank Limited	$102,698,572	€85,000,000	$102,666,982	$31,590
September 15, 2027	Morgan Stanley & Co International PLC	$18,115,016	€15,000,000	$18,117,703	$(2,687)
September 15, 2027	Morgan Stanley & Co International PLC	$102,665,414	€85,000,000	$102,666,982	$(1,568)
September 15, 2027	Morgan Stanley & Co International PLC	$36,200,760	€30,000,000	$36,235,406	$(34,646)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2025 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 15, 2027	Nomura International PLC	$97,911,990	€81,400,000	$98,318,734	$(406,744)
					$(57,658,825)

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

Fr. - Swiss Franc

P - Prime

PIK - Payment-in-kind

S - Sterling Overnight Interbank Average Rate

SF - Secured Overnight Financing Rate

zl - Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2025 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $6,993,373,922)	$10,462,574,817
Affiliated Private Equity Investments, at fair value (cost of $3,265,235,916)	4,915,843,494
Common stocks, at fair value (cost $484,887,746)	518,941,657
High Yield Bonds, at fair value (cost $133,783,238)	143,432,998
Asset-Backed Securities, at fair value (cost $73,789,781)	73,865,578
Floating Rate Loans, at fair value (cost $1,169,701,591)	1,188,885,243
Cash	62,542,620
Cash equivalents	188,543,213
Cash denominated in foreign currencies (cost $109,641,419)	109,991,909
Deposit for investments	101,281,084
Investment sales receivable	162,322,229
Unaffiliated dividends and interest receivable	70,801,301
Affiliated interest receivable	886,286
Due from broker	14,690,000
Unrealized appreciation on forward foreign currency contracts	15,635,847
Other receivable	9,363,376
Receivable for fund units sold	244,584
Prepaid expenses	546,675
Total Assets	$18,040,392,911

Liabilities
Credit facility	710,700,389
Investment purchases payable	414,105,338
Distribution, servicing and transfer agency fees payable	19,666,313
Unrealized depreciation on forward foreign currency contracts	73,294,672
Repurchase amounts payable for tender offers	750,232,197
Due to affiliates	287,325
Incentive fee payable	49,284,311
Management fees payable	44,949,537
Dividends payable	13,838
Professional fees payable	4,593,756
Line of credit fees payable	19,512,188
Interest expense payable	4,273,519
Accounting and administration fees payable	9,623,528
Custodian fees payable	515,288
Deferred tax liability, net	35,502,866
Other payable	99,340
Total Liabilities	$2,136,654,405

Commitments and contingencies (See note 11)

Net Assets	$15,903,738,506

Net Assets consists of:
Paid-in capital	$11,808,071,596
Distributable earnings (accumulated loss)	4,095,666,910
Total Net Assets	$15,903,738,506

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2025 (Unaudited) (continued)

Class A Units
Net assets	$8,793,061,361
Units outstanding	4,014,918,765
Net asset value per unit	$2.19
Class I Units
Net assets	$7,098,794,477
Units outstanding	3,077,014,289
Net asset value per unit	$2.31
Class S Units
Net assets	$11,882,668
Units outstanding	5,433,402
Net asset value per share	$2.19

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $792,735 withholding tax)	$15,690,965
Dividends from affiliated investments	9,112,941
Interest from unaffiliated investments	123,047,654
Interest from affiliated investments	1,925,892
Transaction fee income from unaffiliated issuers	2,143,180
Transaction fee income from affiliated issuers	4,447,508
Other fee income	3,807,168
Total Investment Income	160,175,308

Operating Expenses
Management fees	133,853,275
Incentive fees	107,557,626
Line of credit fees	13,356,061
Professional fees	12,554,329
Interest expense	8,175,503
Accounting and administration fees	3,952,638
Board of Managers’ fees	340,000
Custodian fees	234,996
Insurance expense	157,155
Distribution and servicing fees
Class A Units	30,891,477
Class S Units	3,110
Transfer agency fees
Class A Units	577,186
Class I Units	482,841
Class S Units	159
Other expenses	869,968
Total Expenses	313,006,324

Net Investment Loss	(152,831,016)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency and Deferred Tax
Net realized gain from investments	208,774,884
Net realized loss from affiliated investments	(2,579,166)
Net realized gain on foreign currency transactions	4,518,257
Net realized loss on forward foreign currency contracts	(229,106,868)
Net realized gain distributions from primary and secondary investments	160,381,820
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	554,741,154
Affiliated investments	412,943,452
Foreign currency translation	(14,247,290)
Forward foreign currency contracts	(3,922,341)
Deferred income tax expense on unrealized appreciation	(1,846,111)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency and Deferred Tax	1,089,657,791

Net Increase (Decrease) in Net Assets From Operations	$936,826,775

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(152,831,016)	$(133,839,845)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	141,988,927	780,525,587
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	947,668,864	187,486,602
Net increase in Net Assets resulting from operations	$936,826,775	$834,172,344

Distributions to Members from:
Distributable earnings	—	(275,119,177)
Total distributions to Members	$—	$(275,119,177)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$255,713,695	$897,386,781
Class I Units	237,082,152	838,147,453
Class S Units	11,616,000	—
Reinvestment of common Units
Class A Units	—	141,591,539
Class I Units	—	104,103,438
Redemption of common Units
Class A Units	(508,139,186)	(693,458,689)
Class I Units	(804,476,043)	(876,816,689)
Exchanges of common Units
Class A Units	(33,200,473)	(42,299,009)
Class I Units	33,200,473	42,299,009
Total increase (decrease) in Net Assets resulting from capital transactions	$(808,203,382)	$410,953,833

Total increase in Net Assets	$128,623,393	$970,007,000

Net Assets at beginning of period	$15,775,115,113	$14,805,108,113
Net Assets at end of period	$15,903,738,506	$15,775,115,113

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$936,826,775
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(967,684,606)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	3,922,341
Net realized gain from investments and foreign currency transactions	(210,713,975)
Purchases of investments	(917,320,399)
Interest income pay-in-kind	(121,018)
Proceeds from sales of investments	1,082,076,903
Amortization of premium and accretion of discount	(3,350,161)
Increase in deposit for investments	(101,281,084)
Increase in dividends and interest receivable	(27,056,449)
Decrease in due from broker	60,940,000
Increase in other receivable	14,104,975
Increase in prepaid expenses	(108,943)
Decrease in dividends payable	(64,703)
Increase in due to affiliates	167,325
Increase in incentive fees payable	26,323,423
Increase in management fees payable	814,474
Increase in distribution, servicing and transfer agency fees payable	1,200,214
Increase in professional fees payable	4,117,746
Increase in line of credit fees payable	6,624,588
Increase in interest expense payable	276,555
Increase in accounting and administrative fees payable	2,643,049
Increase in custodian fees payable	83,500
Increase in deferred tax liability, net	1,846,111
Decrease in other payable	(6,093,495)
Net Cash (Used in) Operating Activities	(91,826,854)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2025 (Unaudited) (continued)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	$504,411,847
Payments for Units redeemed	(1,045,656,938)
Proceeds from Credit facility	1,464,000,000
Repayment of Credit facilities	(753,299,611)
Net Cash Provided by Financing Activities	169,455,298

Net change in cash and cash equivalents	77,628,444

Effect of exchange rate changes on cash	4,518,257

Cash and cash equivalents at beginning of period(1)	278,931,041
Cash and cash equivalents at end of period(2)	$361,077,742

Supplemental and non-cash financing activities
Cash paid during the period for interest	$7,898,948

(1)	Balance includes cash, cash equivalents and cash denominated in foreign currencies of $13,716,141, $223,025,203 and $42,189,697, respectively.

(2)	Balance includes cash, cash equivalents and cash denominated in foreign currencies of $62,542,620, $188,543,213 and $109,991,909, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025*	Year Ended March 31, 2024*	Year Ended March 31, 2023*	Year Ended March 31, 2022*	Year Ended March 31, 2021*
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$2.07		$2.01	$1.95	$1.98	$1.78	$1.33
Income from investment operations:
Net investment loss(2)	(0.02)		(0.03)	(0.03)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gains (losses) on investments(2)	0.14		0.13	0.15	0.06	0.38	0.53
Net increase (decrease) in net assets resulting from operations	0.12		0.10	0.12	0.03	0.32	0.48
Distributions from:
Net realized gains (losses)	—		(0.04)	(0.06)	(0.06)	(0.12)	(0.03)
Total distributions	—		(0.04)	(0.06)	(0.06)	(0.12)	(0.03)
Net asset value, end of period	$2.19		$2.07	$2.01	$1.95	$1.98	$1.78

Total Return(3)(4)	5.74%		5.07%	5.68%	1.96%	18.12%	36.48%

Ratios and Supplemental Data:
Net assets, end of period in thousands (000’s)	$8,793,061		$8,583,219	$8,007,550	$7,228,144	$6,367,381	$4,098,863
Net investment income (loss) to average net assets before Incentive Fee	(0.88	)%(5)	(0.55)%	(0.71)%	(1.28)%	(1.29)%	(1.00)%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	2.88	%(5)	2.56%	2.58%	2.67%	2.72%	2.77%
Ratio of Incentive Fee to average net assets	0.67	%(4)	0.64%	0.70%	0.33%	1.88%	2.10%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	3.55	%(5)(8)	3.20%	3.28%	3.00%	4.60%	4.87%
Ratio of expense waivers to average net assets	—	%(5)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(7)	3.55	%(5)(8)	3.20%	3.28%	3.00%	4.60%	4.87%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	2.88	%(5)	2.56%	2.58%	2.67%	2.72%	2.77%

Portfolio Turnover	6.60	%(4)	15.04%	12.48%	10.26%	20.77%	19.36%

*	(During the year ended March 31, 2025, the Fund effected a 1-for-4 unit split on July 2, 2024. All historical per unit information has been retroactively adjusted to reflect this unit split.

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025*	Year Ended March 31, 2024*	Year Ended March 31, 2023*	Year Ended March 31, 2022*	Year Ended March 31, 2021*
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$2.17		$2.09	$2.02	$2.03	$1.80	$1.34
Income from investment operations:
Net investment income (loss)(2)	(0.02)		(0.01)	(0.01)	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments(2)	0.16		0.13	0.14	0.07	0.40	0.53
Net Increase in Net Assets from Operations	0.14		0.12	0.13	0.05	0.35	0.49
Distributions from:
Net realized gains (losses)	—		(0.04)	(0.06)	(0.06)	(0.12)	(0.03)
Total distributions	—		(0.04)	(0.06)	(0.06)	(0.12)	(0.03)
Net asset value, end of period	$2.31		$2.17	$2.09	$2.02	$2.03	$1.80

Total Return after Incentive Fee(3)(4)	6.11%		5.80%	6.42%	2.68%	18.95%	37.44%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$7,098,794		$7,191,896	$6,797,558	$6,179,698	$5,703,697	$3,688,456
Net investment income (loss) to average net assets before Incentive Fee(5)(6)	(0.18	)%(7)	0.16%	(0.01)%	(0.57)%	(0.56)%	(0.29)%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	2.17	%(7)	1.86%	1.88%	1.96%	2.00%	2.05%
Ratio of Incentive Fee to average net assets	0.67	%(4)	0.64%	0.70%	0.33%	1.89%	2.12%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)	2.84	%(7)(8)	2.50%	2.58%	2.29%	3.89%	4.17%
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(6)	2.84	%(7)(8)	2.50%	2.58%	2.29%	3.89%	4.17%
Ratio of net expenses to average net assets, excluding Incentive Fee(6)	2.17	%(7)	1.86%	1.88%	1.96%	2.00%	2.05%

Portfolio Turnover	6.60	%(4)	15.04%	12.48%	10.26%	20.77%	19.36%

*	During the year ended March 31, 2025, the Fund effected a 1-for-4 unit split on July 2, 2024. All historical per unit information has been retroactively adjusted to reflect this unit split.

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(6)	Ratio does not include expenses of Primary and Secondary Investments.

(7)	Annualized.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class S
	For the period from July 1, 2025 (Commencement of Operations) to September 30, 2025
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$2.14
Income from investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized gains (losses) on investments(2)	0.07
Net increase (decrease) in net assets resulting from operations	0.05
Net asset value, end of period	$2.19

Total Return after Incentive Fee(3)(4)	2.68%

Ratios and Supplemental Data:
Net assets, end of period in thousands (000’s)	$11,883
Net investment income (loss) to average net assets before Incentive Fee	(0.59	)%(5)
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	4.56	%(5)
Ratio of Incentive Fee to average net assets	0.60	%(4)
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	5.16	%(5)(8)
Ratio of expense waivers to average net assets	—	%(5)
Ratio of net expenses and Incentive Fee to average net assets(7)	5.16	%(5)(8)
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	4.56	%(5)

Portfolio Turnover	6.60	%(4)

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the Securities Act of 1933 as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Board of Managers of the Fund (collectively, the “Board” and each member thereof a “Manager”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser. The Fund’s investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of private equity and debt investments including infrastructure. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”), Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”), Partners Group Revolver Pooling PGPE, LLC (the “Revolver Subsidiary”), and Partners Group Private Equity (BSL), LLC and Partners Group Private Equity (BSL) SPV, LLC (collectively, the “BSL Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers three classes of Units designated as “Class A Units”, “Class I Units” and “Class S Units”. In the future, the Fund may offer additional classes of Units. The Class A Units, Class I Units, and Class S Units have, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly regarding the sales charges that purchasers of Units of such class may bear, and the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although Units of each class represent pro rata interests in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

2.a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

2.b. Valuation of Investments

Investments held by the Fund (“Fund Investments”) include short-term investments, publicly traded equity and debt investments (“Public Investments”), direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund values its investments in accordance with ASC 820, Fair Value Measurements (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and Rule 2a-5 under the Investment Company Act (“Rule 2a-5”). Pursuant to Rule 2a-5, the Board designated the Adviser as “valuation designee” to perform fair value determinations and approve amended valuation procedures (“Valuation Procedures”).

Fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5, a market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.

The Adviser, as “valuation designee” under Rule 2a-5, determines the fair value of the Fund Investments in conformity with U.S. GAAP, Rule 2a-5, and the Fund’s Valuation Procedures. As permitted by the Valuation Procedures, the Adviser values the Fund Investments in consultation with employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value by a premium or discount. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

Public Investments

The fair values of financial instruments traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange are valued based on their respective market price (“Readily Available Market Quotations”). A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that quotation will not be readily available if it is not reliable.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The fair values of asset-backed securities are determined by price quotations from unaffiliated market makers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

2.c. Cash and Cash Equivalents

Cash and cash equivalents consist of demand deposits and highly liquid investments, such as money market funds, with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. In the normal course of its business, the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts, and short-term U.S. Treasury Bills (“T-Bills”) to provide liquidity pending investment in Private Equity Investments. T-Bills are valued at amortized cost which is close to or a proxy for fair value. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.

2.d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2025, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	17
Brazilian Reals	1
Canadian Dollars	6
Euros	391
Indian Rupees	2
Japanese Yen	6
New Zealand Dollars	3
Norwegian Kroner	1
Philippine Pesos	1
Pounds Sterling	46
Swedish Kronor	2
Swiss Francs	8

The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

2.e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign currency exchange contracts.

During the six months ended September 30, 2025, the Fund entered 379 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $15,635,847 in unrealized appreciation and $(73,294,672) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(229,106,868) in net realized gains (losses) and $(3,922,341) change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

2.f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

The Fund classifies various types of non-interest income earned from Direct Investments as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees.

2.g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities and Direct Equity Investments for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from the settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from the effective date.

2.h. Fund Expenses

The Fund records expenses for all costs incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs of portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration costs; fees of each Manager who is not an “interested person” of the Fund, as defined in the Investment Company Act (each, individually an “Independent Manager” and collectively, the “Independent Managers”); and costs of meetings of the Board, including reimbursement of the Independent Managers for their costs in attending meetings of the Board.

2.i. Expenses Relating to Purchases of Secondary Investments

Expenses relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

2.j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income, whether or not distributed to Members, at corporate rates, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary, Revolver Subsidiary, and BSL Subsidiaries are each not treated as an entity separate from the Fund, and thus are disregarded, for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given as to whether a valuation allowance is required. The Offshore Subsidiary, Revolver Subsidiary, and BSL Subsidiaries are not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years from 2021 forward remain subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

During the six months ended September 30, 2025, the Fund reclassified $99,702,655 from undistributed net investment income, $(363,785,140) of accumulated net realized gain (loss) on investments and forward foreign currency contracts, $0 of accumulated net unrealized appreciation on investments and forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

2.k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

2.l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

2.m. Disclosures about Offsetting Assets and Liabilities

The Fund is required to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2025: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$255,910	$255,910	$—	$—
Barclays	6,742,609	6,742,609	—	—
BNY Mellon	2,175,084	2,175,084	—	—
Goldman Sachs International	3,278,400	—	—	3,278,400
ING Barings (U.S.) Capital Markets	1,272,941	1,272,941	—	—
Macquarie Bank Limited	31,590	31,590	—	—
Morgan Stanley & Co International PLC	12,968	12,968	—	—
Nomura International PLC	1,866,345	1,866,345	—	—

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[3]
Bank of America	$1,206,221	$255,910	$950,311	$—
Barclays	8,378,869	6,742,609	1,636,260	—
BNY Mellon	2,508,219	2,175,084	—	333,135
ING Barings (U.S.) Capital Markets	15,769,485	1,272,941	14,496,544	—
Macquarie Bank Limited	4,784,394	31,590	—	4,752,804
Morgan Stanley & Co International PLC	3,125,723	12,968	—	3,112,755
Nomura International PLC	37,521,761	1,866,345	—	35,655,416

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

2.n. Recently Adopted Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates (“ASU” or “ASUs”) issued by the Financial Accounting Standards Board (“FASB”). ASUs not listed were assessed by the Fund and either determined to be not applicable or expected to have an immaterial effect on the accompanying consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), “which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures required by ASC 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the quarter ended June 30, 2025. The Fund has adopted ASU 2023-07 effective March 31, 2025 and

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

concluded that the application of this guidance impacted the notes to the consolidated financial statements only and did not affect the Fund’s financial position or the results of its operations. See Note 12 for more information on the effects of the adoption of ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”)”, which intends to improve the transparency of income tax disclosures. ASU No. 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance; however, the Fund does not expect a material impact to its consolidated financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the closing bid price on the determination date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2025:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$518,941,657	$—	$—	$518,941,657
High Yield Bonds	—	143,432,998	—	143,432,998
Asset-Backed Securities	—	—	73,865,578	73,865,578
Floating Rate Loans	—	—	1,188,885,243	1,188,885,243
Direct Investments:
Direct Equity	54,073,483	—	9,391,386,581	9,445,460,064
Direct Debt	—	4,890,021	835,361,979	840,252,000
Total Direct Investments*	$54,073,483	$4,890,021	$10,226,748,560	$10,285,712,064
Secondary Investments*	—	—	2,759,271,389	2,759,271,389
Primary Investments*	—	—	2,333,434,858	2,333,434,858
Cash Equivalents	188,543,213	—	—	188,543,213
Total Investments	$761,558,353	$148,323,019	$16,582,205,628	$17,492,087,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Foreign Currency Exchange Contracts**	$—	$15,635,847	$—	$15,635,847
Total Assets	$—	$15,635,847	$—	$15,635,847
Liabilities
Foreign Currency Exchange Contracts**	$—	$(73,294,672)	$—	$(73,294,672)
Total Liabilities	$—	$(73,294,672)	$—	$(73,294,672)
Total Investments net of Foreign Currency Exchange Contracts	$761,558,353	$90,664,194	$16,582,205,628	$17,434,428,175

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2025 and September 30, 2025 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2025	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2025
Asset-Backed Securities	$77,121,627	$115,429	$896,360	$9,515,431	$(13,792,518)	$9,249	$—	$73,865,578
Floating Rate Loans	$326,426,005	$(411,875)	$18,649,047	$1,160,225,647	$(320,544,534)	$1,143,220	$3,397,733	$1,188,885,243
Direct Equity Investments	$8,585,997,164	$126,833,664	$732,967,870	$226,740,367	$(281,153,154)	$670	$—	$9,391,386,581
Direct Debt Investments	$1,404,999,348	$2,496,020	$19,048,759	$423,483,492	$(1,012,925,320)	$1,657,413	$(3,397,733)	$835,361,979
Total Direct Investments*	$9,990,996,512	$129,329,684	$752,016,629	$650,223,859	$(1,294,078,474)	$1,658,083	$(3,397,733)	$10,226,748,560
Secondary Investments*	$2,671,931,827	$2,576,034	$133,509,772	$139,395,670	$(188,141,914)	$—	$—	$2,759,271,389
Primary Investments*	$2,201,976,666	$513,420	$82,177,847	$124,229,797	$(75,462,872)	$—	$—	$2,333,434,858
Total	$15,268,452,637	$132,122,692	$987,249,655	$2,083,590,404	$(1,892,020,312)	$2,810,552	$—	$16,582,205,628

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; (iii) and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2025 relating to investments in Level 3 assets still held at September 30, 2025 is $981,321,361, which is included as a component of net change in accumulated unrealized appreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2025:

Type of Security	Fair Value at September 30, 2025 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$73,866	Adjusted reported net asset value	Reported net asset value	n/a
Floating Rate Loans	$1,188,885	Adjusted reported net asset value	Reported net asset value	n/a
Direct Investments:
Direct Equity	$876,459	Discounted cash flow	Discount factor	8.93% – 19.39% (15.30%)
	7,488,078	Market comparable companies	Enterprise value to EBITDA multiple	3.20x– 32.00x (17.82x)
	106,545	Market comparable companies	Price to book ratio	1.90x – 1.90x (1.90x)
	168,363	Exit price	Recent transaction price	n/a
	558,873	Recent financing/transaction	Recent transaction price	n/a
	18,008	Reported fair value	Reported fair value	n/a
	175,062	Market comparable companies	Enterprise value to sales multiple	1.34x – 18.70x (10.28x)
Direct Debt	$448,787	Broker quotes	Indicative quotes for an inactive market	n/a
	311,076	Discounted cash flow	Discount factor	7.10% – 20.17% (9.99%)
	4,970	Exit price	Recent transaction price	n/a
	75,418	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$5,092,706	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

The amounts from Partners Group investment vehicles pertain to non-investment related assets (liabilities) and/or any difference in fair value classification of its underlying investments. In certain cases, this may also include underlying investments that are measured under Level 1 or Level 2 but presented under Level 3 in fair value measurement note since the investments are held under external partnership investments.

Financial Instruments Disclosed, But Not Carried, At Fair Value

The carrying value of each debt obligation disclosed in Note 4 generally approximates the respective fair value due to their variable interest rate and short-term nature. The fair value of each debt obligation would be categorized as Level 2 under the ASC 820 hierarchy.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Markets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, UBS AG, Bank of America, N.A., and JP Morgan Chase Bank, N.A. in the aggregate maximum principal amount of $1,561,000,000. The Fund anticipates that this LOC facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other LOC facilities. Borrowings under this facility had been charged a rate of interest per annum that was the sum of the applicable margin of 3.25% which was until June 30, 2023, London Interbank Offered Rate (LIBOR), after June 30, 2023, Secured Overnight Financing Rate (SOFR), or, in relation to any loan in Euros, the Euro Interbank Offered Rate (EURIBOR). The LOC facility also imposes a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2025, the Fund did not have any borrowings and did not incur any interest expense under the LOC facility. In addition to the commitment fee under the LOC facility the Fund agreed to pay arrangement fees based on the rates agreed to with the various lenders, agency fees of $25,000 per annum, monitoring fees of $25,000 per annum and trustee fees of $15,000 per annum. The term of the LOC facility runs until January 29, 2027. For the six months ended September 30, 2025, the Fund had total average debt of $77.6 million at a weighted average interest rate of 2.67%. As of September 30, 2025, the Borrowers were in compliance with all covenants and other requirements of the credit agreement.

On May 15, 2025 (“Closing Date”), the Partners Group Private Equity (BSL), LLC (“BSL SPV”) entered into a secured revolving credit facility agreement with Bank of America, N.A (“BSL SPV LOC”). The maximum commitment under the secured revolving credit facility is $1,000,000,000 (“Maximum Commitment”). Advances under the BSL SPV LOC bear interest at a per annum rate equal to, with respect to any SOFR loan, SOFR plus an applicable margin of 1.40%, with respect to any loan denominated in Great British Pounds, Sterling Overnight Index Average Reference Rate (“SONIA”) plus an applicable margin of 1.40%, and with respect to any base rate loans, an amount equal to the highest of the Federal Funds Rate plus 0.50%, the Prime Rate, SOFR, and 1.00%, plus an applicable margin of 1.40%. BSL SPV pays a fee on unused commitment amounts of the BSL SPV LOC facility. The First Unused Amount is subject to a commitment fee rate of 1.40% per annum and the Second Unused Amount is subject to a commitment fee rate of 0.50% per annum. The First Unused Amount is defined as zero from the Closing Date until the four-month anniversary, and thereafter, the greater of zero or 70% of Maximum Commitment minus Total Outstandings. The Second Unused Amount is defined as from the Closing Date until the four-month anniversary, Maximum Commitment minus Total Outstandings, and thereafter, Maximum Commitment minus the greater of Total Outstandings or 70% of Maximum Commitment. The commitment fee is calculated daily using a 360-day year basis and is payable quarterly in arrears on the last business day of January, April, July, and October. The fee accrues from the Closing Date to the date that is 30 days prior to the Maturity Date (as defined below), regardless of whether borrowing conditions are met. For the six months ended September 30, 2025, BSL SPV borrowed $1,464,000,000 and incurred $8,175,503 in interest expense under the BSL SPV LOC Facility. The term of the LOC facility runs until May 15, 2028 (“Maturity Date”). For the nine months ended September 30, 2025, the Fund had total average debt of $347.4 million at a weighted average interest rate of 6.00%. As of September 30, 2025, the Borrowers were in compliance with all covenants and other requirements of the credit agreement.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units and Class S Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and Class S Units, and the provision of personal services to holders of Class A Units and Class S Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units and up to 0.25% on an annualized basis of the value of the Fund’s net asset attributable to Class S Units (together, the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units or Class S Units, as applicable. For the six months ended September 30, 2025, the Fund accrued distribution fees of $30,891,477 and $3,110, which were attributable to Class A Units and Class S Units, respectively. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units and Class S Units may be subject to a placement fee of up to 3.50% and 1.50%, respectively, of the subscription amount (together, the “Placement Fee”). No Placement Fee may be charged without the consent of the placement agent.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units (continued)

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5.00% of the Fund’s net assets each January 1st, April 1st, July 1st, and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2025		For the Year Ended March 31, 2025*
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Issuance	121,272,758	$255,713,695	3,373,450,989	$897,386,781
Reinvestments	—	—	69,126,368	141,591,539
Repurchases	(234,531,233)	(508,139,186)	(284,950,289)	(693,458,689)
Class exchanges	(15,799,829)	(33,200,473)	(11,533,916)	(42,299,009)
Net increase (decrease)	(129,058,304)	$(285,625,964)	3,146,093,152	$303,220,622
Class I Units
Issuance	107,030,283	$237,082,152	2,777,388,918	$838,147,453
Reinvestments	—	—	48,501,415	104,103,438
Repurchases	(352,822,748)	(804,476,043)	(342,426,840)	(876,816,689)
Class exchanges	15,035,627	33,200,473	11,034,226	42,299,009
Net increase (decrease)	(230,756,838)	$(534,193,418)	2,494,497,719	$107,733,211
Class S Units
Issuance	5,433,402	$11,616,000	—	$—
Net increase (decrease)	5,433,402	$11,616,000	—	$—

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

6. Management Fees, Incentive Fee, and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement, the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Adviser has agreed that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2025, the Fund incurred $133,853,275 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of calculating the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized gains or losses, investment income, expenses, while excluding contributions and withdrawals from the calculation of the Incentive Fee. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

6. Management Fees, Incentive Fee, and Fees and Expenses of Managers (continued)

quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2025, the Fund incurred $107,557,626 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units, 2.55% on an annualized basis with respect to Class S Units, and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the Expense Limit in effect at the time of the Waiver, and (b) the Expense Limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2025, the Adviser did not waive any fees and the Fund did not pay any recoupment of existing Waivers pursuant to the Expense Limitation Agreement.

Each Independent Manager is paid an annual fee. Effective January 1, 2025, the Fund increased the annual fee from $150,000 to $160,000. The Fund pays an additional fee of $10,000 to the Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Nominating Committee, and to each Independent Manager that is not the Chair of a Committee. The Fund also reimburses the expenses of the Independent Managers incurred in connection with their services as Independent Managers. The Independent Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company’s outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2025:

	Shares/ Principal as of September 30, 2025	Fair Value as of March 31, 2025	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2025	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
MHS Acquisition Holdings, LLC	35,642	$510,423	$—	$—	$—	$(95,050)	$415,373	$—
MHS Blocker Purchaser L.P.(4)	—	39,465,468	1,199,206	1	—	(7,532,719)	33,131,956	1,846,351
Surfaces SLP (SCSp)(4)	—	23,277,717	—	—	—	(2,207,671)	21,070,046	—
Total Non-Controlled Affiliates		$63,253,608	$1,199,206	$1	$—	$(9,835,440)	$54,617,375	$1,846,351
Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	241,107,667	—	—	—	75,816,519	316,924,186	—
Confluent Health Holdings LP	30,344	70,678,267	—	—	—	933,521	71,611,788	—
Dermatology Holdings, L.P.(4)	—	171,952,426	15,474,000	—	—	10,528,733	197,955,159	—
ECP Parent, LLC	114,028,360	116,129,850	—	—	—	(668,762)	115,461,088	—
Encore Holdings LP(4)	67,986	151,981,910	4,325,000	—	—	20,347,038	176,653,948	—
EnfraGen LLC	37,786	90,596,577	32,063	(1,889,300)	—	(1,669,487)	87,069,853	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2025	Fair Value as of March 31, 2025	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2025	Affiliated Income/ Accretion of Discount
Gateway Fleets Holdings, LP(4)	—	$1,816,000	$17,960	$—	$—	$171,241	$2,005,201	$—
Green DC LuxCo Sarl	46,167,289	249,885,870	5,124,990	(6,156)	—	74,465,217	329,469,921	—
Icebox Holdco I Inc(4)	—	62,798,626	—	—	—	400,983	63,199,609	—
Icebox Parent LP(4)	—	303,143,923	—	—	—	27,351,525	330,495,448	—
Idera, Inc.(3)	—	1,136,766	—	(1,219,975)	—	83,209	—	8,154
Idera Parent L.P.(4)	—	180,121,935	—	—	—	(10,558,946)	169,562,989	—
KPOCH Holdings, L.P.(4)	—	200,518,312	—	—	—	62,790,563	263,308,875	—
KPSKY Holdings L.P.(4)	—	45,279,023	—	—	—	6,932,146	52,211,169	—
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	9,221,658	—	—	—	(3,175,124)	6,046,534	—
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	53,001,474	—	(9,402,810)	(971,935)	(31,945,333)	10,681,396	71,387
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	—	—	—	—	1	—
Luxembourg Investment Company 404 S.à r.l.	145,800	23,771,673	—	(4,659)	197	1,801,853	25,569,064	—
Luxembourg Investment Company 414 S.à r.l.	12,316,087	113,657,149	—	(3,927)	(229)	18,848,916	132,501,909	—
Luxembourg Investment Company 430 S.à r.l.	52,594,635	79,722,892	—	(2,874)	(249)	266,017	79,985,786	—
Orbiter Investments S.à.r.l.	8,568,857	225,400,615	—	—	—	3,986,219	229,386,834	—
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	39,639,485	6,204,436	—	—	(10,183,838)	35,660,083	—
Partners Group Satellite Warehouse S.C.S.(4)	—	1,061,955	677	—	—	(29,902)	1,032,730	—
PG BRPC Investment, LLC	32,079	76,446,421	—	—	—	488,680	76,935,101	—
PG Delta Holdco, LLC	42,616	111,748,823	—	—	—	(7,850,256)	103,898,567	—
PG Esmeralda Pte. Ltd.	—	13,641,842	—	(7,680,162)	822,418	(5,109,945)	1,674,153	—
PG Investment Company 18 S.à.r.l.	126,506,634	221,932,059	—	(455)	41	43,610,830	265,542,475	—
PG Investment Company 24 S.à.r.l.	102,241,506	152,967,457	—	—	—	37,648,415	190,615,872	—
PG Investment Company 60 S.à.r.l.	2,439,375	6,835,284	1,677,409	—	—	2,062,610	10,575,303	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2025	Fair Value as of March 31, 2025	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2025	Affiliated Income/ Accretion of Discount
PG Investment Company 76 S.à.r.l.	43,837,247	$47,907,475	$—	$(686)	$9	$11,431,821	$59,338,619	$—
PG Lion Management Warehouse S.C.S(4)(5)	—	64,839	—	—	—	(10,373)	54,466	—
PG TLP S.à r.l.	6,473,126	141,565,096	—	(1,583,017)	(31,544)	34,136,533	174,087,068	—
PG Wave Limited	53,927,721	103,594,992	3,691,181	—	—	10,731,405	118,017,578	—
Pharmathen GP S.à r.l.	110,300	1	—	—	—	—	1	—
Pharmathen Topco S.à r.l.	12,670,911	132,405,722	11,821,868	(3,128)	(45)	27,697,572	171,921,989	—
Polyusus Lux XVI S.à.r.l.	533,762,359	2,998,142	7,961	(434)	53	602,870	3,608,592	—
Root JVCo S.à r.l.	11,049,750	126,884,066	40,865	(3,021)	(104)	13,322,500	140,244,306	—
Specialty Pharma Holdings LP(4)	—	143,805,401	—	—	—	7,850,996	151,656,397	—
Sunsure Energy Private Limited	4,942,819	22,603,243	24,782	(2,288)	—	2,668,204	25,293,941	—
SureWerx Topco, L.P.(4)	—	65,339,470	—	—	—	8,732,422	74,071,892	—
Thermostat Purchaser, L.P.(4)	—	113,403,193	—	—	—	15,186,326	128,589,519	—
WHCG Purchaser, L.P.	10,934,833	27,437,454	—	—	—	(694,332)	26,743,122	—
Zenith Longitude Limited	26,838,037	364,712,669	—	—	—	(42,695,300)	322,017,369	9,112,941
Zoncolan Topco S.à r.l.	25,768,622	105,475,627	33,891,851	(33,899,088)	(2,397,778)	16,475,606	119,546,218	—
Total Controlled Affiliates		$4,414,393,330	$82,335,043	($55,701,980)	($2,579,166)	$422,778,892	$4,861,226,119	$9,192,482
Total Non-Controlled and Controlled Affiliates		$4,477,646,938	$83,534,249	$(55,701,979)	$(2,579,166)	$412,943,452	$4,915,843,494	$11,038,833

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment was exited during the period ended September 30, 2025.

(4)	Investment does not issue shares.

(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the year ended September 30, 2025, the Fund incurred $3,952,638 in administration and accounting fees due to the Administrator.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2025 amounted to $1,111,890,165. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2025 amounted to $1,231,320,451. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2025.

10. Indemnification

In the normal course of business, the Fund may enter contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2025, the Fund had funded $17,671,291,776 or 90.7% of the $19,485,933,469 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $12,621,532,291 of $13,085,409,327 in total commitments, (ii) Secondary Investments it had funded $2,929,362,619 of $3,338,864,196 in total commitments, and (iii) Primary Investments it had funded $2,120,396,866 of $3,061,659,946 in total commitments, in each case, as of September 30, 2025.

12. Segment Reporting

The Fund operates through a single operating and reporting segment with an investment objective to seek long-term capital appreciation by investing in a diversified portfolio of private equity and debt investments including infrastructure. The chief operating decision maker (“CODM”) is comprised of the Fund’s lead portfolio managers, President, and Chief Financial Officer. The Fund represents a single operating segment, as the CODM monitors and assesses the operating results of the Fund as a whole, based on a defined investment objective of the Fund. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets are used by the CODM to assess segment performance and make sure resource allocations are consistent with the information presented within the Fund’s consolidated financial statements. The accompanying consolidated financial statements detail the Fund’s segment assets, liabilities, revenues, and expenses.

13. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by investors financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. The performance of investments in the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2025 (Unaudited) (continued)

13. Risk Factors (continued)

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The impairment or failure of one or more banks with whom the Fund, an underlying fund or their portfolio companies transacts may inhibit the Fund, an underlying fund or their portfolio companies’ ability to access depository accounts. In such cases, the Fund or an underlying fund or portfolio company may be forced to delay or forgo investments or other business opportunities or initiatives, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an underlying fund or their portfolio companies may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund, an underlying fund or their portfolio companies have a commercial relationship could adversely affect, among other things, the Fund, underlying fund or one of their portfolio company’s ability to pursue key strategic initiatives, including by affecting the Fund, an underlying fund or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

14. Tax Information

As of September 30, 2025, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$12,120,772,194	$6,100,317,048
Gross unrealized appreciation	6,012,380,394	15,635,847
Gross unrealized depreciation	(829,608,801)	(73,294,672)
Net unrealized investment appreciation/ (depreciation)	$5,182,771,593	$(57,658,825)

The tax cost of the Fund’s investments as of September 30, 2025, approximates their amortized cost.

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that would require disclosure in, or would be required to be recognized in, these consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

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 (b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures

(a). The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b). There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Partners Group Private Equity (Master Fund), LLC

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 9, 2025

By (Signature and Title):	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 9, 2025